UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05577

The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Summer Street, Floor 7 SUM0703

Boston, Massachusetts 02111

(Address of principal executive offices) (Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments. – The schedules of investments for the period ended January 31, 2017, are filed herewith.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Face Amount		Value

AGENCY NOTES* — 14.9%
	Federal Home Loan Bank — 5.2%
$19,000,000	5.000% due 11/17/17	$19,632,776
4,500,000	4.125% due 12/13/19	4,823,356

		24,456,132

	Federal Home Loan Mortgage Corporation — 4.4%
10,000,000	3.750% due 3/27/19	10,509,940
10,000,000	2.375% due 1/13/22	10,164,210

		20,674,150

	Federal National Mortgage Association — 5.3%
5,000,000	5.000% due 5/11/17	5,061,715
9,650,000	1.250% due 5/6/21	9,408,596
10,000,000	2.625% due 9/6/24	10,103,730

		24,574,041

	TOTAL AGENCY NOTES (Cost $70,307,384)	69,704,323

MORTGAGE-BACKED SECURITIES*,1 — 20.4%
	Federal Home Loan Mortgage Corporation — 3.6%
4	# G00807, 9.500% due 3/1/21	4
188,558	# G12342, 5.500% due 8/1/21	198,673
38,679	# J03604, 5.500% due 10/1/21	40,588
29,553	# J03649, 5.500% due 10/1/21	31,169
77,116	# G12442, 6.000% due 11/1/21	82,257
107,112	# J03536, 5.500% due 11/1/21	112,280
61,838	# G18163, 5.500% due 1/1/22	65,467
237,431	# G13396, 5.500% due 12/1/23	252,902
54,510	# D78677, 8.000% due 3/1/27	56,664
185,416	# C00742, 6.500% due 4/1/29	212,149
70,310	# A57845, 7.000% due 2/1/37	75,624
41,106	# A68332, 5.500% due 11/1/37	45,561
50,028	# A68937, 6.000% due 11/1/37	56,343
486,203	# A69653, 5.500% due 12/1/37	538,727
269,770	# A70446, 5.000% due 12/1/37	293,311
470,470	# A73370, 5.000% due 2/1/38	511,229
524,424	# A90421, 4.500% due 12/1/39	563,969
593,474	# A92890, 4.500% due 7/1/40	640,227
2,290,638	# A97620, 4.500% due 3/1/41	2,471,278
3,443,676	# C03770, 3.500% due 2/1/42	3,536,459
2,372,040	# Q07651, 3.500% due 4/1/42	2,435,944
4,717,796	# Q41208, 3.500% due 6/1/46	4,822,121

		17,042,946

	Federal National Mortgage Association — 16.2%
263	# 643340, 6.500% due 3/1/17	263
882	# 555016, 6.500% due 10/1/17	888
19,010	# 686230, 5.500% due 2/1/18	19,238
30,342	# 254685, 5.000% due 4/1/18	31,052
48,841	# 740449, 5.500% due 9/1/18	49,794
25,550	# 255159, 5.500% due 3/1/19	26,371
88	# 313796, 9.500% due 2/1/21	89
1,495	# 125275, 7.000% due 3/1/24	1,623
4,178	# 313795, 9.500% due 1/1/25	4,247
1,134,796	# AH6827, 4.000% due 3/1/26	1,188,079
976,765	# AI1657, 4.000% due 4/1/26	1,023,467
1,526,298	# AB3900, 3.000% due 11/1/26	1,571,280
23,191	# 373328, 8.000% due 3/1/27	23,263

See Notes to Schedule of Portfolio Investments.

1

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)
$1,974,612	# AK4751, 3.000% due 4/1/27	$2,027,421
18,533	# 390895, 8.000% due 6/1/27	18,838
4,407,153	# AO0533, 3.000% due 6/1/27	4,537,286
102,072	# 397602, 8.000% due 8/1/27	113,194
2,059	# 499335, 6.500% due 8/1/29	2,329
7,292	# 252806, 7.500% due 10/1/29	8,570
382	# 523497, 7.500% due 11/1/29	427
2,322	# 588945, 7.000% due 6/1/31	2,542
60,991	# 607862, 7.000% due 9/1/31	65,116
8,831	# 656872, 6.500% due 8/1/32	9,990
18,689	# 687575, 7.000% due 2/1/33	18,935
320,006	# 789856, 6.000% due 8/1/34	361,289
102,741	# 820811, 6.000% due 4/1/35	116,742
84,906	# 829202, 5.000% due 7/1/35	92,763
183,936	# 826586, 5.000% due 8/1/35	200,988
55,488	# 867021, 7.000% due 3/1/36	56,989
40,037	# 256216, 7.000% due 4/1/36	46,051
190,390	# 898412, 5.000% due 10/1/36	207,926
32,065	# 910894, 5.000% due 2/1/37	34,914
36,849	# 912456, 6.500% due 3/1/37	41,686
80,153	# 959877, 5.000% due 11/1/37	87,276
543,757	#973241, 5.000% due 3/1/38	592,072
180,464	# 975593, 5.000% due 6/1/38	196,499
185,924	# 257573, 5.500% due 2/1/39	207,325
730,934	# AD7128, 4.500% due 7/1/40	788,177
6,343,009	# AH1568, 4.500% due 12/1/40	6,854,240
2,989,329	# AH6991, 4.000% due 1/1/41	3,137,498
2,175,456	# AH4004, 4.500% due 3/1/41	2,345,772
1,795,969	# AH8351, 4.000% due 3/1/41	1,884,640
1,271,572	# AJ1315, 4.000% due 9/1/41	1,341,061
1,921,416	# AI8779, 4.000% due 11/1/41	2,024,828
3,134,396	# AJ5958, 4.000% due 12/1/41	3,303,106
1,309,328	# AK5070, 3.500% due 3/1/42	1,341,270
4,999,456	# AK5426, 3.500% due 3/1/42	5,136,511
8,608,191	# AT7682, 3.500% due 6/1/43	8,841,926
7,489,206	# AS6326, 3.500% due 12/1/45	7,658,577
8,290,997	# AS6881, 3.500% due 3/1/46	8,478,500
9,387,183	# BC0960, 4.000% due 6/1/46	9,852,042

		75,974,970

	Government National Mortgage Association — 0.6%
12,878	# 460389, 7.000% due 5/15/28	12,978
8,633	# 464049, 7.000% due 7/15/28	9,312
14,472	# 476259, 7.000% due 8/15/28	14,515
10,759	# 485264, 7.500% due 2/15/31	11,041
21,704	# 559304, 7.000% due 9/15/31	23,898
283,154	# 652486, 5.500% due 4/15/36	317,784
382,528	# 651859, 5.000% due 6/15/36	422,715
277,666	# 782150, 5.500% due 4/15/37	312,001
68,843	# 662521, 6.000% due 8/15/37	78,754
125,443	# 677545, 6.000% due 11/15/37	141,838
154,543	# 676291, 6.000% due 12/15/37	174,696
33,888	# 678831, 5.000% due 1/15/38	37,080
130,441	# 685836, 5.500% due 4/15/38	145,662
607,100	# 698235, 5.000% due 6/15/39	670,195
266,944	# 716655, 5.000% due 8/15/39	291,906

		2,664,375

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $95,447,793)	95,682,291

See Notes to Schedule of Portfolio Investments.

2

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — 46.3%
	Banking — 1.3%
$6,000,000	Wells Fargo & Co., 2.500% due 3/4/21	$5,939,838

		5,939,838

	Beverages, Food & Tobacco — 2.0%
9,000,000	PepsiCo, Inc., 3.000% due 8/25/21	9,261,837

		9,261,837

	Communications — 6.6%
8,954,000	Amazon.com, Inc., 2.600% due 12/5/19	9,129,221
10,000,000	Amazon.com, Inc., 4.800% due 12/5/34	11,103,530
11,100,000	Cisco Systems, Inc., 2.200% due 9/20/23	10,689,666

		30,922,417

	Computer Software & Processing — 3.0%
6,500,000	Microsoft Corp., 3.125% due 11/3/25	6,488,612
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,436,072

		13,924,684

	Consumer, Cyclical — 7.8%
7,000,000	American Honda Finance Corp., 1.600% due 7/13/18	7,010,535
9,344,000	Toyota Motor Credit Corp., 2.000% due 10/24/18	9,403,007
9,335,000	Wal-Mart Stores, Inc., 7.550% due 2/15/30	13,400,486
5,000,000	Wal-Mart Stores, Inc., 6.500% due 8/15/37	6,662,880

		36,476,908

	Consumer, Non-Cyclical — 4.6%
10,650,000	Coca-Cola Co. (The), 3.300% due 9/1/21	11,126,300
8,114,000	Procter & Gamble Co. (The), 5.550% due 3/5/37	10,556,655

		21,682,955

	Financial — 7.4%
10,000,000	Berkshire Hathaway Finance Corp., 4.250% due 1/15/21[2]	10,778,220
5,000,000	GE Capital International Funding Co. Unlimited, 4.418% due 11/15/35	5,244,545
5,000,000	JPMorgan Chase & Co., 6.000% due 1/15/18	5,206,050
4,418,000	JPMorgan Chase & Co., 4.950% due 3/25/20	4,767,614
8,800,000	Wells Fargo & Co., 2.100% due 7/26/21	8,556,724

		34,553,153

See Notes to Schedule of Portfolio Investments.

3

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — (Continued)
	Financial Services — 1.3%
$6,000,000	Bear Stearns Cos. LLC (The), 7.250% due 2/1/18	$6,323,514

		6,323,514

	Heavy Machinery — 1.2%
5,700,000	John Deere Capital Corp., 2.800% due 3/4/21	5,792,973

		5,792,973

	Industrial — 4.9%
10,000,000	Caterpillar Financial Services Corp., 7.050% due 10/1/18	10,858,080
8,900,000	General Electric Co., 6.750% due 3/15/32	11,918,738

		22,776,818

	Insurance — 1.4%
6,500,000	Aflac, Inc., 2.400% due 3/16/20	6,549,224

		6,549,224

	Pharmaceuticals — 1.7%
7,000,000	Johnson & Johnson, 4.850% due 5/15/41	8,166,074

		8,166,074

	Retailers — 1.3%
6,000,000	Target Corp., 3.500% due 7/1/24	6,202,308

		6,202,308

	Technology — 1.8%
8,000,000	Intel Corp., 3.300% due 10/1/21	8,332,680

		8,332,680

	TOTAL CORPORATE NOTES (Cost $216,832,231)	216,905,383

U.S. TREASURY NOTES/BONDS* — 14.8%
15,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	18,749,415
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,848,635
5,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	5,085,545
2,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	2,268,516
15,000,000	U.S. Treasury Notes, 1.250% due 10/31/18	15,025,785
7,000,000	U.S. Treasury Notes, 1.375% due 11/30/18	7,026,796
14,500,000	U.S. Treasury Notes, 1.250% due 10/31/19	14,439,390

	TOTAL U.S. TREASURY NOTES/BONDS (Cost $70,397,020)	69,444,082

See Notes to Schedule of Portfolio Investments.

4

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — 1.3%
$6,035,000	Mississippi, General Obligation Unlimited, Series C, 2.227% due 10/1/17	$6,075,374

	TOTAL MUNICIPAL BONDS (Cost $6,035,000)	6,075,374

REPURCHASE AGREEMENTS* — 1.5%
6,887,042	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $6,887,044, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $6,605,000, coupon rate of 3.375%, due 5/15/44, market value of $7,028,988)	6,887,042

	TOTAL REPURCHASE AGREEMENTS (Cost $6,887,042)	6,887,042

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.0%
8,820	State Street Navigator Securities Lending Government Money Market Portfolio	8,820

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $8,820)	8,820

TOTAL INVESTMENTS (Cost $465,915,290)[3]	99.2%	$464,707,315

OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	3,771,950

NET ASSETS	100.0%	$468,479,265

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at January 31, 2017.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $465,915,290.

See Notes to Schedule of Portfolio Investments.

5

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.9%
	Aerospace & Defense — 6.4%
36,764	Boeing Co. (The)	$6,007,973
40,679	Raytheon Co.	5,864,285

		11,872,258

	Banks — 7.7%
54,220	JPMorgan Chase & Co.	4,588,638
41,326	PNC Financial Services Group, Inc. (The)	4,978,130
82,305	Wells Fargo & Co.	4,636,241

		14,203,009

	Beverages — 4.1%
50,080	Dr Pepper Snapple Group, Inc.	4,567,296
28,505	PepsiCo, Inc.	2,958,249

		7,525,545

	Biotechnology — 3.4%
10,710	Biogen, Inc.[1]	2,969,241
45,685	Gilead Sciences, Inc.	3,309,878

		6,279,119

	Capital Markets — 4.1%
147,110	Invesco, Ltd.	4,254,421
39,025	Northern Trust Corp.	3,237,514

		7,491,935

	Communications Equipment — 2.8%
167,075	Cisco Systems, Inc.	5,132,544

	Consumer Finance — 3.5%
26,820	American Express Co.	2,048,512
63,290	Discover Financial Services	4,384,731

		6,433,243

	Electrical Equipment — 2.7%
96,805	AMETEK, Inc.	4,946,736

	Electronic Equipment, Instruments & Components — 1.5%
40,435	Amphenol Corp. — Class A	2,728,958

	Energy Equipment & Services — 4.7%
69,845	Halliburton Co.	3,951,131
56,870	Schlumberger, Ltd.	4,760,588

		8,711,719

	Food & Staples Retailing — 2.8%
36,935	Wal-Mart Stores, Inc.	2,465,042
90,965	Whole Foods Market, Inc.	2,748,962

		5,214,004

	Food Products — 2.0%
60,370	Campbell Soup Co.	3,756,825

	Health Care Equipment & Supplies — 4.1%
69,525	Baxter International, Inc.	3,330,943
138,984	Smith & Nephew PLC, Sponsored ADR	4,222,334

		7,553,277

	Health Care Providers & Services — 4.1%
32,005	Laboratory Corp. of America Holdings[1]	4,295,391
76,000	Patterson Cos., Inc.	3,162,360

		7,457,751

See Notes to Schedule of Portfolio Investments.

6

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 2.1%
18,166	Panera Bread Co. — Class A1	$3,797,784

	Insurance — 2.0%
28,530	Chubb, Ltd.	3,751,410

	Internet & Catalog Retail — 2.7%
3,118	Priceline Group, Inc. (The)[1]	4,911,255

	Internet Software & Services — 2.3%
5,429	Alphabet, Inc. — Class C1	4,325,773

	IT Services — 10.8%
30,598	Accenture PLC — Class A	3,484,194
71,393	Cognizant Technology Solutions Corp. — Class A1	3,754,558
31,560	Gartner, Inc.[1]	3,135,802
65,737	Global Payments, Inc.	5,080,155
41,301	Mastercard, Inc. — Class A	4,391,535

		19,846,244

	Life Sciences Tools & Services — 2.0%
25,433	Waters Corp.[1]	3,602,584

	Machinery — 1.5%
19,020	Parker-Hannifin Corp.	2,798,413

	Media — 2.4%
51,470	Omnicom Group, Inc.	4,408,406

	Multi-line Retail — 3.4%
46,290	Dollar General Corp.	3,417,128
36,795	Dollar Tree, Inc.[1]	2,840,206

		6,257,334

	Oil, Gas & Consumable Fuels — 1.9%
31,540	Chevron Corp.	3,511,979

	Pharmaceuticals — 2.9%
82,197	Abbott Laboratories	3,433,369
23,720	Eli Lilly & Co.	1,827,151

		5,260,520

	Software — 2.9%
132,865	Oracle Corp.	5,329,215

	Specialty Retail — 2.4%
31,595	Home Depot, Inc.	4,346,840

	Technology Hardware, Storage & Peripherals — 4.0%
60,890	Apple, Inc.	7,389,001

	Trading Companies & Distributors — 1.7%
12,348	WW Grainger, Inc.	3,118,734

	TOTAL COMMON STOCKS (Cost $123,790,542)	181,962,415

See Notes to Schedule of Portfolio Investments.

7

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 1.1%
$1,960,886	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $1,960,886, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $1,880,000, coupon rate of 3.375%, due 5/15/44, market value of $2,000,681)	$1,960,886

	TOTAL REPURCHASE AGREEMENT (Cost $1,960,886)	1,960,886

TOTAL INVESTMENTS (Cost $125,751,428)[2]	100.0%	$183,923,301

OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	61,344

NET ASSETS	100.0%	$183,984,645

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $125,781,164.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

8

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 96.9%
	Aerospace & Defense — 1.7%
622,225	Orbital ATK, Inc.	$54,102,464

	Airlines — 0.5%
409,965	Skywest, Inc.	14,512,761

	Apparel Retailers — 2.0%
1,789,048	American Eagle Outfitters, Inc.	27,032,515
1,454,284	Wolverine World Wide, Inc.	34,161,131

		61,193,646

	Automotive — 3.5%
2,292,408	American Axle & Manufacturing Holdings, Inc.[1]	46,765,123
243,796	LCI Industries	26,756,611
333,551	Thor Industries, Inc.	34,522,529

		108,044,263

	Banking — 15.2%
641,632	Chemical Financial Corp.	31,715,870
522,766	Eagle Bancorp, Inc.[1]	32,019,417
434,223	Euronet Worldwide, Inc.[1]	31,055,629
668,316	FCB Financial Holdings, Inc. — Class A1	31,377,436
517,914	First Interstate BancSystem, Inc. — Class A	21,312,161
3,063,821	FNB Corp.	45,773,486
1,400,916	Great Western Bancorp, Inc.	59,889,159
1,635,008	Home BancShares, Inc.	44,047,116
1,031,475	Hope Bancorp, Inc.	21,568,142
1,712,635	Umpqua Holdings Corp.	31,358,347
418,455	WesBanco, Inc.	17,365,883
1,205,637	Western Alliance Bancorp[1]	59,534,355
671,954	Wintrust Financial Corp.	48,111,906

		475,128,907

	Building Materials — 3.3%
2,978,917	Builders FirstSource, Inc.[1]	32,053,147
423,307	EMCOR Group, Inc.	29,500,265
357,665	ScanSource, Inc.[1]	14,145,650
423,116	US Concrete, Inc.[1]	27,714,098

		103,413,160

	Chemicals — 2.7%
1,932,172	Huntsman Corp.	39,396,987
715,619	Trinseo SA	46,336,330

		85,733,317

	Commercial Services — 5.4%
674,380	AMN Healthcare Services, Inc.[1]	24,176,523
544,366	Cardtronics PLC — Class A1	29,711,496
589,476	Grand Canyon Education, Inc.[1]	34,767,295
873,298	Korn/Ferry International	25,369,307
577,459	MAXIMUS, Inc.	31,841,089
621,012	Omnicell, Inc.[1]	22,294,331

		168,160,041

	Communications — 2.5%
1,188,656	ARRIS International PLC[1]	33,971,789
548,237	Fabrinet[1]	23,097,225
2,169,903	Iridium Communications, Inc.[1,2]	21,916,020

		78,985,034

See Notes to Schedule of Portfolio Investments.

9

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Computer Software & Processing — 1.2%
412,391	Gigamon, Inc.[1]	$13,670,762
1,185,017	Web.com Group, Inc.[1]	22,456,072

		36,126,834

	Computers & Information — 1.7%
887,853	Electronics for Imaging, Inc.[1]	39,900,114
1,269,921	NeoPhotonics Corp.[1]	13,905,635

		53,805,749

	Consumer Services — 1.3%
2,027,992	Boyd Gaming Corp.[1]	41,208,797

	Electric Utilities — 0.5%
198,950	IDACORP, Inc.	15,919,979

	Electrical Equipment — 0.9%
345,681	EnerSys	26,945,834

	Electronics — 6.6%
406,326	Cirrus Logic, Inc.[1]	24,509,584
1,085,558	Integrated Device Technology, Inc.[1]	27,345,206
1,365,741	MaxLinear, Inc. — Class A1	34,935,655
190,901	Mercury Systems, Inc.[1]	6,437,182
809,014	Methode Electronics, Inc.	34,019,039
727,190	Microsemi Corp.[1]	38,650,148
896,714	Tessera Holding Corp.	40,531,473

		206,428,287

	Entertainment & Leisure — 1.2%
864,808	Cinemark Holdings, Inc.	36,754,340

	Financial Services — 2.6%
629,489	Colony Starwood Homes	19,797,429
503,359	EPR Properties	37,233,465
993,759	Kite Realty Group Trust	23,870,091

		80,900,985

	Forest Products & Paper — 3.1%
885,427	Boise Cascade Co.[1]	21,958,589
3,453,166	Graphic Packaging Holding Co.	43,199,107
463,333	Masonite International Corp.[1]	30,857,978

		96,015,674

	Health Care Providers — 1.7%
1,064,939	Acadia Healthcare Co., Inc.[1,2]	40,861,709
154,316	VCA, Inc.[1]	13,981,030

		54,842,739

	Heavy Construction — 2.8%
656,187	Granite Construction, Inc.	36,831,776
634,998	Primoris Services Corp.	15,760,650
2,919,484	TRI Pointe Group, Inc.[1]	35,822,069

		88,414,495

	Heavy Machinery — 2.3%
630,715	Dycom Industries, Inc.[1,2]	50,873,472
1,199,572	Entegris, Inc.[1]	22,491,975

		73,365,447

	Home Construction, Furnishings & Appliances — 1.1%
1,007,932	CalAtlantic Group, Inc.	35,146,589

See Notes to Schedule of Portfolio Investments.

10

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Products — 1.2%
637,719	Apogee Enterprises, Inc.	$36,401,001

	Insurance — 3.6%
1,409,406	American Equity Investment Life Holding Co.	33,261,982
381,371	Horace Mann Educators Corp.	15,769,691
3,430,121	Radian Group, Inc.	63,114,226

		112,145,899

	Media — Broadcasting & Publishing — 2.0%
298,377	Ryman Hospitality Properties, Inc.	18,254,705
1,288,115	Sinclair Broadcast Group, Inc. — Class A	43,473,881

		61,728,586

	Medical Supplies — 4.0%
257,370	Coherent, Inc.[1]	40,594,970
412,391	Cynosure, Inc. — Class A1	22,021,680
970,331	Globus Medical, Inc. — Class A1	25,577,925
280,183	ICU Medical, Inc.[1]	38,413,089

		126,607,664

	Miscellaneous — 0.9%
1,262,644	Columbia Property Trust, Inc.	28,093,829

	Oil & Gas — 5.5%
1,990,392	Callon Petroleum Co.[1]	30,413,190
916,963	Carrizo Oil & Gas, Inc.[1]	32,423,812
240,389	Chesapeake Utilities Corp.	15,721,441
809,014	Delek US Holdings, Inc.	18,121,913
1,702,931	Gulfport Energy Corp.[1]	35,591,258
4,536,299	Synergy Resources Corp.[1]	39,057,534

		171,329,148

	Pharmaceuticals — 3.4%
351,745	ANI Pharmaceuticals, Inc.[1]	21,262,985
1,414,258	Emergent BioSolutions, Inc.[1]	42,809,590
1,049,171	Horizon Pharma PLC[1]	17,174,929
964,267	Supernus Pharmaceuticals, Inc.[1]	26,083,423

		107,330,927

	Real Estate — 1.1%
1,263,856	Hilltop Holdings, Inc.	34,604,377

	Real Estate Investment Trusts — 1.4%
1,795,113	Ashford Hospitality Trust, Inc.	13,642,859
653,761	DuPont Fabros Technology, Inc.	31,040,572

		44,683,431

	Restaurants — 1.2%
2,215,994	Bloomin’ Brands, Inc.	37,915,657

	Retailers — 2.0%
597,967	Big Lots, Inc.	29,898,350
273,250	Stamps.com, Inc.[1]	33,213,537

		63,111,887

	Technology — 1.2%
300,803	CACI International, Inc. — Class A1	36,938,608

	Telecommunications — 2.4%
545,811	j2 Global, Inc.	45,744,420

See Notes to Schedule of Portfolio Investments.

11

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Telecommunications — (Continued)
812,652	MasTec, Inc.[1]	$30,271,287

		76,015,707

	Textiles, Clothing & Fabrics — 1.6%
1,098,461	Kate Spade & Co.[1]	20,332,513
566,431	Oxford Industries, Inc.	31,165,034

		51,497,547

	Transportation — 1.6%
588,263	Matson, Inc.	20,977,459
1,307,521	Swift Transportation Co.[1]	29,850,704

		50,828,163

	TOTAL COMMON STOCKS (Cost $2,534,476,174)	3,034,381,773

Face Amount

REPURCHASE AGREEMENT* — 2.9%
$90,020,869	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $90,020,894, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $86,285,000, coupon rate of 3.375%, due 5/15/44, market value of $91,823,807)	90,020,869

	TOTAL REPURCHASE AGREEMENT (Cost $90,020,869)	90,020,869

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.7%
21,423,786	State Street Navigator Securities Lending Government Money Market Portfolio	21,423,786

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $21,423,786)	21,423,786

TOTAL INVESTMENTS (Cost $2,645,920,829)[3]	100.5%	$3,145,826,428

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(16,618,409)

NET ASSETS	100.0%	$3,129,208,019

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $2,657,753,255.

See Notes to Schedule of Portfolio Investments.

12

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%
	Advertising — 2.7%
12,867	Interpublic Group of Cos., Inc. (The)	$302,760
7,146	Outfront Media, Inc.	196,015

		498,775

	Airlines — 1.4%
12,968	JetBlue Airways Corp.[1]	254,302

	Automotive — 3.4%
14,335	Gentex Corp.	299,458
3,149	Thor Industries, Inc.	325,922

		625,380

	Banking — 11.0%
8,755	East West Bancorp, Inc.	450,357
27,366	Huntington Bancshares, Inc.	370,262
8,734	PacWest Bancorp	483,864
4,645	Prosperity Bancshares, Inc.	337,366
20,385	Umpqua Holdings Corp.	373,249

		2,015,098

	Chemicals — 1.6%
5,881	Berry Plastics Group, Inc.[1]	300,107

	Commercial Services — 6.0%
9,923	AECOM[1]	366,456
5,099	Global Payments, Inc.	394,051
5,609	Vantiv, Inc. — Class A1	349,104

		1,109,611

	Communications — 7.5%
7,873	ARRIS International PLC[1]	225,010
15,298	Ciena Corp.[1]	372,353
10,047	CommScope Holding Co., Inc.[1]	379,978
3,865	Harris Corp.	396,974

		1,374,315

	Computer Software & Processing — 5.5%
6,115	Amdocs, Ltd.	359,012
4,659	Deluxe Corp.	339,408
2,246	F5 Networks, Inc.[1]	301,031

		999,451

	Containers & Packaging — 1.9%
6,487	Crown Holdings, Inc.[1]	351,401

	Electric Utilities — 1.9%
10,170	OGE Energy Corp.	341,102

	Electronics — 4.9%
4,277	Arrow Electronics, Inc.[1]	314,445
12,056	Integrated Device Technology, Inc.[1]	303,691
4,388	Qorvo, Inc.[1]	281,753

		899,889

	Entertainment & Leisure — 2.4%
5,136	Gaming and Leisure Properties, Inc.	162,452
10,734	International Game Technology PLC	283,485

		445,937

See Notes to Schedule of Portfolio Investments.

13

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Financial Services — 3.2%
11,493	Corporate Office Properties Trust	$365,707
2,099	Digital Realty Trust, Inc.	225,916

		591,623

	Forest Products & Paper — 2.1%
11,844	Masco Corp.	390,260

	Health Care Providers — 1.9%
5,121	Envision Healthcare Corp.[1]	348,228

	Heavy Construction — 1.9%
15,826	PulteGroup, Inc.	340,417

	Heavy Machinery — 1.7%
7,825	ITT, Inc.	319,808

	Industrial — 2.1%
5,277	Crane Co.	380,155

	Insurance — 9.5%
6,141	Lincoln National Corp.	414,579
55,135	MGIC Investment Corp.[1]	587,188
19,933	Old Republic International Corp.	414,606
8,008	Voya Financial, Inc.	322,082

		1,738,455

	Media — Broadcasting & Publishing — 1.3%
9,967	TEGNA, Inc.	228,344

	Medical Supplies — 1.7%
7,840	Hologic, Inc.[1]	317,755

	Metals & Mining — 4.0%
5,114	Belden, Inc.	391,068
10,210	Steel Dynamics, Inc.	345,200

		736,268

	Oil & Gas — 5.4%
16,988	Antero Resources Corp.[1]	414,677
10,337	TechnipFMC PLC[1]	347,530
2,849	Tesoro Corp.	230,342

		992,549

	Real Estate — 2.9%
18,232	Apple Hospitality REIT, Inc.	365,005
7,553	Forest City Realty Trust, Inc. — Class A	171,000

		536,005

	Restaurants — 1.3%
3,253	Darden Restaurants, Inc.	238,380

	Retailers — 3.5%
5,771	Dick’s Sporting Goods, Inc.	297,784
5,143	Foot Locker, Inc.	352,501

		650,285

	Textiles, Clothing & Fabrics — 1.7%
3,231	PVH Corp.	303,100

	Transportation — 5.0%
1,539	Huntington Ingalls Industries, Inc.	298,504
4,026	Old Dominion Freight Line, Inc.[1]	355,415

See Notes to Schedule of Portfolio Investments.

14

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Transportation — (Continued)
3,090	Wabtec Corp.	$267,718

		921,637

	TOTAL COMMON STOCKS (Cost $15,330,718)	18,248,637

Face Amount

REPURCHASE AGREEMENT* — 1.1%
$206,588	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $206,588, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $235,000, coupon rate of 2.500%, due 2/15/45, market value of $211,485)	206,588

	TOTAL REPURCHASE AGREEMENT (Cost $206,588)	206,588

TOTAL INVESTMENTS (Cost $15,537,306)[2]	100.5%	$18,455,225

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(91,543)

NET ASSETS	100.0%	$18,363,682

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $15,642,687.

See Notes to Schedule of Portfolio Investments.

15

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%
	Aerospace & Defense — 1.1%
17,745	Textron, Inc.	$840,581

	Airlines — 3.2%
19,135	Delta Air Lines, Inc.	903,938
8,330	FedEx Corp.	1,575,286

		2,479,224

	Automotive — 2.5%
11,240	Delphi Automotive PLC	787,474
32,240	General Motors Co.	1,180,307

		1,967,781

	Banking — 8.4%
44,089	Bank of New York Mellon Corp. (The)	1,972,101
13,385	Capital One Financial Corp.	1,169,715
35,070	Citigroup, Inc.	1,957,958
22,005	Discover Financial Services	1,524,507

		6,624,281

	Beverages, Food & Tobacco — 4.8%
10,770	Bunge, Ltd.	745,392
6,335	Ingredion, Inc.	812,083
6,095	JM Smucker Co. (The)	828,006
7,780	Molson Coors Brewing Co. — Class B	750,925
10,720	Tyson Foods, Inc. — Class A	673,109

		3,809,515

	Chemicals — 2.3%
9,775	Celanese Corp. — Class A	825,010
16,640	Dow Chemical Co. (The)	992,243

		1,817,253

	Communications — 1.4%
21,265	QUALCOMM, Inc.	1,136,189

	Computers & Information — 1.7%
58,630	Hewlett Packard Enterprise Co.	1,329,728

	Electronic Technology — 1.9%
12,995	Lam Research Corp.	1,492,606

	Financial Services — 8.9%
8,277	Affiliated Managers Group, Inc.[1]	1,261,084
13,951	Ameriprise Financial, Inc.	1,566,279
35,245	JPMorgan Chase & Co.	2,982,784
28,565	Morgan Stanley	1,213,727

		7,023,874

	Forest Products & Paper — 1.2%
10,520	Packaging Corp. of America	969,734

	Heavy Machinery — 1.4%
15,580	Eaton Corp. PLC	1,102,752

	Household Products — 1.2%
7,535	Stanley Black & Decker, Inc.	934,340

	Industrial — Diversified — 0.9%
16,377	Johnson Controls International PLC	720,260

	Insurance — 13.2%
15,940	Aflac, Inc.	1,115,641

See Notes to Schedule of Portfolio Investments.

16

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)
30,450	AmTrust Financial Services, Inc.	$803,575
6,180	Anthem, Inc.	952,585
21,170	Lincoln National Corp.	1,429,187
22,130	Principal Financial Group, Inc.	1,263,402
10,525	Prudential Financial, Inc.	1,106,283
33,470	Unum Group	1,520,542
36,525	Voya Financial, Inc.	1,469,035
20,435	XL Group, Ltd.	767,743

		10,427,993

	Media — Broadcasting & Publishing — 1.1%
13,320	CBS Corp. — Class B	859,007

	Medical Supplies — 5.1%
11,585	Ingersoll-Rand PLC	919,270
11,415	Medtronic PLC	867,768
6,085	Thermo Fisher Scientific, Inc.	927,293
11,040	Zimmer Biomet Holdings, Inc.	1,306,363

		4,020,694

	Metals & Mining — 1.9%
56,140	Corning, Inc.	1,487,149

	Oil & Gas — 14.2%
31,010	Antero Resources Corp.[1]	756,954
25,340	Baker Hughes, Inc.	1,598,447
26,100	Chevron Corp.	2,906,235
19,940	Devon Energy Corp.	908,068
18,875	Helmerich & Payne, Inc.	1,343,145
22,500	Occidental Petroleum Corp.	1,524,825
21,835	ONEOK, Inc.	1,203,327
14,760	Valero Energy Corp.	970,617

		11,211,618

	Pharmaceuticals — 5.5%
21,230	Johnson & Johnson	2,404,297
61,730	Pfizer, Inc.	1,958,693

		4,362,990

	Real Estate — 1.9%
83,240	VEREIT, Inc.	710,037
12,875	WP Carey, Inc.	797,478

		1,507,515

	Real Estate Investment Trusts — 1.3%
55,140	Host Hotels & Resorts, Inc.	996,380

	Retailers — 2.4%
6,910	CVS Health Corp.	544,577
8,980	Express Scripts Holding Co.[1]	618,543
9,080	Walgreens Boots Alliance, Inc.	744,015

		1,907,135

	Technology — 4.9%
58,285	Cisco Systems, Inc.	1,790,515
56,605	Intel Corp.	2,084,196

		3,874,711

	Telecommunications — 2.9%
53,690	AT&T, Inc.	2,263,570

See Notes to Schedule of Portfolio Investments.

17

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Telephone Systems — 1.2%
18,675	Verizon Communications, Inc.	$915,262

	Transportation — 3.1%
18,715	Carnival Corp.	1,036,436
12,165	Norfolk Southern Corp.	1,428,901

		2,465,337

	TOTAL COMMON STOCKS (Cost $67,590,853)	78,547,479

Face Amount

REPURCHASE AGREEMENT* — 0.8%
$635,022	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $635,023, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $610,000, coupon rate of 3.375%, due 5/15/44, market value of $649,157)	635,022

	TOTAL REPURCHASE AGREEMENT (Cost $635,022)	635,022

TOTAL INVESTMENTS (Cost $68,225,875)[2]	100.4%	$79,182,501

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(292,541)

NET ASSETS	100.0%	$78,889,960

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $68,529,077.

See Notes to Schedule of Portfolio Investments.

18

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.7%
	Aerospace & Defense — 2.1%
290	Lockheed Martin Corp.	$72,886

	Air Freight & Logistics — 1.1%
350	United Parcel Service, Inc. — Class B	38,196

	Banks — 6.9%
1,350	BB&T Corp.	62,357
945	JPMorgan Chase & Co.	79,975
1,780	Wells Fargo & Co.	100,267

		242,599

	Beverages — 3.8%
630	Dr Pepper Snapple Group, Inc.	57,456
725	PepsiCo, Inc.	75,240

		132,696

	Biotechnology — 2.0%
455	Amgen, Inc.	71,289

	Capital Markets — 3.9%
285	Ameriprise Financial, Inc.	31,997
155	BlackRock, Inc.	57,967
1,590	Invesco, Ltd.	45,983

		135,947

	Chemicals — 2.5%
350	Air Products & Chemicals, Inc.	48,916
625	Dow Chemical Co. (The)	37,269

		86,185

	Commercial Services & Supplies — 2.2%
1,350	Republic Services, Inc.	77,463

	Communications Equipment — 4.1%
3,055	Cisco Systems, Inc.	93,850
1,850	Corning, Inc.	49,006

		142,856

	Distributors — 1.9%
695	Genuine Parts Co.	67,283

	Diversified Telecommunication Services — 2.6%
765	AT&T, Inc.	32,252
1,205	Verizon Communications, Inc.	59,057

		91,309

	Electric Utilities — 1.2%
655	American Electric Power Co., Inc.	41,959

	Electrical Equipment — 1.4%
695	Eaton Corp. PLC	49,192

	Electronic Equipment, Instruments & Components — 2.0%
955	TE Connectivity, Ltd.	71,004

	Energy Equipment & Services — 1.9%
810	Schlumberger, Ltd.	67,805

	Equity Real Estate Investment Trusts — 1.9%
880	Lamar Advertising Co. REIT	66,458

	Food Products — 1.6%
530	Hershey Co. (The)	55,899

See Notes to Schedule of Portfolio Investments.

19

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 2.0%
765	Quest Diagnostics, Inc.	$70,319

	Hotels, Restaurants & Leisure — 2.7%
765	McDonald’s Corp.	93,766

	Household Products — 1.6%
460	Kimberly-Clark Corp.	55,720

	Industrial Conglomerates — 4.5%
480	3M Co.	83,914
1,395	General Electric Co.	41,431
260	Honeywell International, Inc.	30,763

		156,108

	Insurance — 5.0%
480	Chubb, Ltd.	63,115
775	Metlife, Inc.	42,168
1,205	Principal Financial Group, Inc.	68,793

		174,076

	IT Services — 4.6%
655	Accenture PLC — Class A	74,585
1,425	Paychex, Inc.	85,913

		160,498

	Media — 3.0%
815	Omnicom Group, Inc.	69,805
375	Time Warner, Inc.	36,319

		106,124

	Multi-Utilities — 2.1%
395	DTE Energy Co.	38,963
590	WEC Energy Group, Inc.	34,839

		73,802

	Oil, Gas & Consumable Fuels — 4.8%
440	Chevron Corp.	48,994
695	Exxon Mobil Corp.	58,303
910	Occidental Petroleum Corp.	61,671

		168,968

	Pharmaceuticals — 10.3%
1,155	Abbott Laboratories	48,244
1,095	AbbVie, Inc.	66,916
960	Johnson & Johnson	108,720
955	Merck & Co., Inc.	59,201
2,395	Pfizer, Inc.	75,993

		359,074

	Road & Rail — 0.9%
280	Union Pacific Corp.	29,842

	Semiconductors & Semiconductor Equipment — 7.2%
1,095	Analog Devices, Inc.	82,059
1,530	Intel Corp.	56,335
715	Linear Technology Corp.	45,138
880	Texas Instruments, Inc.	66,475

		250,007

	Software — 2.8%
1,500	Microsoft Corp.	96,975

See Notes to Schedule of Portfolio Investments.

20

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Specialty Retail — 1.7%
210	Home Depot, Inc.	$28,892
480	L Brands, Inc.	28,901

		57,793

	Technology Hardware, Storage & Peripherals — 0.9%
180	International Business Machines Corp.	31,414

	Tobacco — 1.5%
725	Altria Group Inc.	51,606

	TOTAL COMMON STOCKS (Cost $3,459,213)	3,447,118

Face Amount

REPURCHASE AGREEMENTS* — 10.7%
$371,704	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $371,704, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $425,000, coupon rate of 2.500%, due 2/15/45, market value of $382,474)	371,704

	TOTAL REPURCHASE AGREEMENTS (Cost $371,704)	371,704

TOTAL INVESTMENTS (Cost $3,830,917)[1]	109.4%	$3,818,822

LIABILITIES IN EXCESS OF OTHER ASSETS	(9.4)	(327,746)

NET ASSETS	100.0%	$3,491,076

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $3,831,950.

REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

21

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%
	Aerospace & Defense — 1.3%
24,453	Mercury Systems, Inc.[1]	$824,555

	Airlines — 1.4%
16,698	Hawaiian Holdings, Inc.[1]	850,763

	Auto Components — 1.0%
6,882	Dorman Products, Inc.[1]	474,996
2,645	Tenneco, Inc.[1]	178,405

		653,401

	Banks — 11.9%
39,763	Brookline Bancorp, Inc.	626,267
21,875	Central Pacific Financial Corp.	685,344
6,188	Chemical Financial Corp.	305,873
16,806	Columbia Banking System, Inc.	668,207
10,368	Eagle Bancorp, Inc.[1]	635,040
25,239	First Midwest Bancorp, Inc.	612,803
11,997	Glacier Bancorp, Inc.	426,253
15,994	Great Western Bancorp, Inc.	683,743
21,265	Hanmi Financial Corp.	704,935
31,213	Hope Bancorp, Inc.	652,664
14,178	MB Financial, Inc.	631,346
27,205	United Community Banks, Inc.	765,277

		7,397,752

	Biotechnology — 1.3%
17,804	Emergent BioSolutions, Inc.[1]	538,927
33,907	Progenics Pharmaceuticals, Inc.[1,2]	302,451

		841,378

	Building Products — 2.3%
19,675	Caesarstone, Ltd.[1]	597,136
18,492	Gibraltar Industries, Inc.[1]	811,799

		1,408,935

	Capital Markets — 1.4%
11,525	Evercore Partners, Inc. — Class A	892,611

	Chemicals — 4.0%
8,528	Innospec, Inc.	608,473
9,169	PolyOne Corp.	312,754
41,749	Rayonier Advanced Materials, Inc.	566,534
15,201	Trinseo SA	984,265

		2,472,026

	Commercial Services & Supplies — 1.8%
7,659	Brink’s Co. (The)	340,825
6,669	Deluxe Corp.	485,837
18,870	Steelcase, Inc. — Class A	317,016

		1,143,678

	Communications Equipment — 3.1%
7,528	Dycom Industries, Inc.[1,2]	607,209
7,088	InterDigital, Inc.	662,019
11,231	Plantronics, Inc.	635,450

		1,904,678

	Construction & Engineering — 1.1%
9,501	Argan, Inc.	700,699

See Notes to Schedule of Portfolio Investments.

22

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Diversified Consumer Services — 0.5%
8,338	Sotheby’s1	$331,102

	Diversified Telecommunication Services — 0.5%
8,052	Cogent Communications Holdings, Inc.	336,574

	Electrical Equipment — 2.7%
12,756	Atkore International Group, Inc.[1]	340,840
10,697	Belden, Inc.	818,000
13,648	Brady Corp. — Class A	496,105

		1,654,945

	Electronic Equipment, Instruments & Components — 1.9%
4,564	Littelfuse, Inc.	719,788
8,126	Plexus Corp.[1]	441,242

		1,161,030

	Energy Equipment & Services — 1.9%
38,500	Archrock, Inc.	562,100
13,661	Matrix Service Co.[1]	306,006
5,765	US Silica Holdings, Inc.	340,942

		1,209,048

	Equity Real Estate Investment Trusts — 6.5%
9,241	Coresite Realty Corp.	795,927
57,009	DiamondRock Hospitality Co.	642,491
14,981	DuPont Fabros Technology, Inc.	711,298
7,801	EastGroup Properties, Inc.	552,077
11,561	Ryman Hospitality Properties, Inc.	707,302
40,123	Summit Hotel Properties, Inc.	635,147

		4,044,242

	Food & Staples Retailing — 0.5%
7,737	SpartanNash Co.	292,923

	Food Products — 1.9%
11,684	B&G Foods, Inc.	518,186
32,892	Dean Foods Co.	653,235

		1,171,421

	Gas Utilities — 0.5%
9,824	South Jersey Industries, Inc.	324,192

	Health Care Equipment & Supplies — 7.0%
5,603	Abaxis, Inc.	285,501
10,533	Cynosure, Inc. — Class A1	562,462
15,000	Glaukos Corp.[1]	618,300
4,960	ICU Medical, Inc.[1]	680,016
16,731	Natus Medical, Inc.[1]	653,345
13,541	NuVasive, Inc.[1]	958,297
69,794	OraSure Technologies, Inc.[1]	615,583

		4,373,504

	Health Care Providers & Services — 3.4%
15,506	AMN Healthcare Services, Inc.[1]	555,890
8,269	Magellan Health, Inc.[1]	619,762
5,338	Molina Healthcare, Inc.[1]	302,771
9,493	US Physical Therapy, Inc.	665,934

		2,144,357

	Health Care Technology — 1.1%
34,223	Vocera Communications, Inc.[1]	710,127

See Notes to Schedule of Portfolio Investments.

23

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 3.3%
27,451	Bloomin’ Brands, Inc.	$469,687
10,298	Cheesecake Factory, Inc. (The)	620,557
37,724	ILG, Inc.	714,870
3,068	Marriott Vacations Worldwide Corp.	265,321

		2,070,435

	Household Durables — 2.0%
6,518	Helen of Troy, Ltd.[1]	608,130
17,466	TopBuild Corp.[1]	648,163

		1,256,293

	Household Products — 0.5%
10,048	Central Garden & Pet Co. — Class A1	309,277

	Insurance — 1.9%
9,312	AMERISAFE, Inc.	587,122
32,655	Maiden Holdings, Ltd.	579,626

		1,166,748

	Internet Software & Services — 2.0%
7,927	j2 Global, Inc.	664,362
23,833	NIC, Inc.	574,375

		1,238,737

	IT Services — 5.7%
24,168	Convergys Corp.	599,850
6,618	CSG Systems International, Inc.	320,311
13,486	ExlService Holdings, Inc.[1]	619,682
18,727	NeuStar, Inc. — Class A1	621,736
9,363	Science Applications International Corp.	762,336
42,681	Travelport Worldwide, Ltd.	612,899

		3,536,814

	Life Sciences Tools & Services — 3.9%
11,591	AMAG Pharmaceuticals, Inc.[1]	279,343
11,560	Cambrex Corp.[1]	606,322
13,325	INC Research Holdings, Inc. — Class A1	706,225
25,664	Luminex Corp.[1]	518,926
4,632	PAREXEL International Corp.[1]	328,363

		2,439,179

	Machinery — 4.3%
14,050	Barnes Group, Inc.	676,226
16,498	Chart Industries, Inc.[1]	639,957
5,497	CLARCOR, Inc.	455,207
8,546	Douglas Dynamics, Inc.	288,855
45,897	Mueller Water Products, Inc.	617,774

		2,678,019

	Metals & Mining — 0.5%
6,348	Worthington Industries, Inc.	303,371

	Multi-line Retail — 0.9%
10,726	Big Lots, Inc.	536,300

	Paper & Forest Products — 0.6%
19,034	Louisiana-Pacific Corp.[1]	364,120

	Pharmaceuticals — 0.4%
19,410	Intra-Cellular Therapies, Inc.[1,2]	280,280

See Notes to Schedule of Portfolio Investments.

24

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Professional Services — 4.0%
7,205	Insperity, Inc.	$515,158
21,549	Korn/Ferry International	625,998
28,860	Navigant Consulting, Inc.[1]	712,842
25,338	TrueBlue, Inc.[1]	627,115

		2,481,113

	Real Estate Investment Trusts — 0.4%
8,966	Sabra Health Care, Inc.	227,736

	Semiconductors & Semiconductor Equipment — 2.9%
6,028	Advanced Energy Industries, Inc.[1]	354,687
9,756	Cabot Microelectronics Corp.	658,628
35,028	Rudolph Technologies, Inc.[1]	803,893

		1,817,208

	Software — 1.5%
11,494	CommVault Systems, Inc.[1]	564,355
10,265	Synchronoss Technologies, Inc.[1]	395,408

		959,763

	Specialty Retail — 2.4%
42,866	Chico’s FAS, Inc.	578,262
5,963	Childrens Place	578,411
19,443	Finish Line, Inc. (The) — Class A	334,420

		1,491,093

	Technology Hardware, Storage & Peripherals — 0.8%
11,154	Electronics for Imaging, Inc.[1]	501,261

	Thrifts & Mortgage Finance — 2.5%
24,594	BofI Holding, Inc.[1,2]	725,523
23,420	Essent Group, Ltd.[1]	809,629

		1,535,152

	TOTAL COMMON STOCKS (Cost $47,753,776)	62,036,840

Face Amount

REPURCHASE AGREEMENT* — 0.6%
$358,827	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $358,827, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $345,000, coupon rate of 3.375%, due 5/15/44, market value of $367,146)	358,827

	TOTAL REPURCHASE AGREEMENT (Cost $358,827)	358,827

See Notes to Schedule of Portfolio Investments.

25

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
1,066,633	State Street Navigator Securities Lending Government Money Market Portfolio	$1,066,633

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,066,633)	1,066,633

TOTAL INVESTMENTS (Cost $49,179,236)[3]	101.8%	$63,462,300

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(1,093,371)

NET ASSETS	100.0%	$62,368,929

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $49,173,745.

See Notes to Schedule of Portfolio Investments.

26

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%
	Aerospace & Defense — 1.6%
138,655	Boeing Co. (The)	$22,659,000
68,390	Huntington Ingalls Industries, Inc.	13,264,924

		35,923,924

	Airlines — 1.3%
307,186	Alaska Air Group, Inc.	28,820,191

	Automobiles — 0.7%
280,571	Harley-Davidson, Inc.	16,003,770

	Banks — 7.1%
550,121	BB&T Corp.	25,410,089
811,475	Citizens Financial Group, Inc.	29,351,051
1,070,661	Fifth Third Bancorp	27,944,252
296,808	JPMorgan Chase & Co.	25,118,861
218,993	PNC Financial Services Group, Inc. (The)	26,379,897
441,150	Wells Fargo & Co.	24,849,979

		159,054,129

	Beverages — 1.9%
241,409	Dr Pepper Snapple Group, Inc.	22,016,501
204,267	PepsiCo, Inc.	21,198,829

		43,215,330

	Biotechnology — 3.0%
142,320	Amgen, Inc.	22,298,698
76,351	Biogen, Inc.[1]	21,167,551
194,845	Celgene Corp.[1]	22,631,247

		66,097,496

	Building Products — 0.2%
74,668	Owens Corning	4,125,407

	Capital Markets — 2.3%
437,129	Bank of New York Mellon Corp. (The)	19,552,780
265,834	Franklin Resources, Inc.	10,564,243
265,008	MSCI, Inc.	21,929,412

		52,046,435

	Chemicals — 1.3%
209,383	Celanese Corp. — Class A	17,671,925
123,730	LyondellBasell Industries N.V. — Class A	11,540,297

		29,212,222

	Commercial Services & Supplies — 1.0%
305,256	Avery Dennison Corp.	22,289,793

	Communications Equipment — 2.1%
707,208	Cisco Systems, Inc.	21,725,430
181,807	F5 Networks, Inc.[1]	24,367,592

		46,093,022

	Construction & Engineering — 0.9%
364,121	Fluor Corp.	20,208,716

	Consumer Finance — 2.2%
342,977	Discover Financial Services	23,761,446
681,457	Synchrony Financial	24,409,790

		48,171,236

	Containers & Packaging — 0.5%
131,524	Packaging Corp. of America	12,123,882

See Notes to Schedule of Portfolio Investments.

27

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Electric Utilities — 1.0%
306,531	Edison International	$22,339,979

	Electrical Equipment — 0.7%
297,524	AO Smith Corp.	14,504,295

	Energy Equipment & Services — 2.5%
163,878	Helmerich & Payne, Inc.	11,661,559
598,005	National Oilwell Varco, Inc.	22,610,569
242,344	Schlumberger, Ltd.	20,286,616

		54,558,744

	Equity Real Estate Investment Trusts — 3.5%
208,751	American Tower Corp.	21,605,728
914,321	Brixmor Property Group, Inc.	22,062,566
231,317	Mid-America Apartment Communities, Inc.	21,963,549
67,014	Simon Property Group, Inc.	12,315,163

		77,947,006

	Food & Staples Retailing — 2.1%
85,277	CVS Health Corp.	6,720,681
416,483	SYSCO Corp.	21,848,698
275,976	Wal-Mart Stores, Inc.	18,418,638

		46,988,017

	Food Products — 3.5%
493,987	Archer-Daniels-Midland Co.	21,863,865
181,015	Campbell Soup Co.	11,264,563
172,700	Ingredion, Inc.	22,138,413
370,425	Tyson Foods, Inc. — Class A	23,258,986

		78,525,827

	Gas Utilities — 0.4%
213,799	UGI Corp.	9,913,860

	Health Care Equipment & Supplies — 0.5%
120,041	Danaher Corp.	10,073,841

	Health Care Providers & Services — 5.6%
173,262	Aetna, Inc.	20,550,606
161,198	Anthem, Inc.	24,847,060
223,888	Centene Corp.[1]	14,165,394
157,814	DaVita, Inc.[1]	10,060,642
305,341	Express Scripts Holding Co.[1]	21,031,888
148,934	HCA Holdings, Inc.[1]	11,956,421
134,441	UnitedHealth Group, Inc.	21,792,886

		124,404,897

	Hotels, Restaurants & Leisure — 1.9%
349,870	Starbucks Corp.	19,319,821
299,142	Wyndham Worldwide Corp.	23,650,167

		42,969,988

	Household Products — 1.6%
302,706	Church & Dwight Co., Inc.	13,688,366
252,962	Procter & Gamble Co. (The)	22,159,471

		35,847,837

	Industrial Conglomerates — 1.0%
187,005	Honeywell International, Inc.	22,126,432

See Notes to Schedule of Portfolio Investments.

28

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — 3.6%
293,224	Marsh & McLennan Cos., Inc.	$19,945,097
361,956	Principal Financial Group, Inc.	20,664,068
138,008	Travelers Cos., Inc. (The)	16,254,582
537,321	Unum Group	24,410,493

		81,274,240

	Internet & Catalog Retail — 1.0%
13,502	Priceline Group, Inc. (The)[1]	21,267,405

	Internet Software & Services — 2.6%
26,630	Alphabet, Inc. — Class A1	21,841,659
782,519	eBay, Inc.[1]	24,907,580
80,709	Facebook, Inc. — Class A1	10,517,997

		57,267,236

	IT Services — 5.3%
177,838	Accenture PLC — Class A	20,250,413
223,494	Amdocs, Ltd.	13,121,333
379,735	Cognizant Technology Solutions Corp. — Class A1	19,970,264
114,252	Global Payments, Inc.	8,829,394
143,191	Mastercard, Inc. — Class A	15,225,499
515,257	PayPal Holdings, Inc.[1]	20,496,923
244,963	Visa, Inc. — Class A	20,260,890

		118,154,716

	Life Sciences Tools & Services — 2.7%
38,945	Mettler-Toledo International, Inc.[1]	16,615,105
150,332	Thermo Fisher Scientific, Inc.	22,909,094
150,483	Waters Corp.[1]	21,315,917

		60,840,116

	Machinery — 3.0%
179,416	Illinois Tool Works, Inc.	22,821,715
292,769	Ingersoll-Rand PLC	23,231,220
175,096	Stanley Black & Decker, Inc.	21,711,904

		67,764,839

	Media — 2.1%
223,161	Comcast Corp. — Class A	16,830,803
230,682	Omnicom Group, Inc.	19,757,913
96,829	Walt Disney Co. (The)	10,714,129

		47,302,845

	Multi-line Retail — 0.7%
526,297	Macy’s, Inc.	15,546,813

	Multi-Utilities — 2.0%
429,839	Ameren Corp.	22,631,024
497,907	CMS Energy Corp.	21,210,838

		43,841,862

	Oil, Gas & Consumable Fuels — 3.7%
717,615	Kinder Morgan, Inc.	16,031,519
335,509	Marathon Petroleum Corp.	16,121,207
148,655	Phillips 66	12,133,221
263,396	Tesoro Corp.	21,295,567
247,599	Valero Energy Corp.	16,282,110

		81,863,624

See Notes to Schedule of Portfolio Investments.

29

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Paper & Forest Products — 1.1%
443,099	International Paper Co.	$25,079,403

	Pharmaceuticals — 3.3%
319,492	AbbVie, Inc.	19,524,156
83,532	Johnson & Johnson	9,459,999
365,560	Merck & Co., Inc.	22,661,065
655,885	Pfizer, Inc.	20,811,231

		72,456,451

	Professional Services — 1.0%
239,612	Manpowergroup, Inc.	22,873,362

	Real Estate Management & Development — 0.1%
69,386	Realogy Holdings Corp.	1,797,791

	Road & Rail — 0.8%
366,963	CSX Corp.	17,023,414

	Semiconductors & Semiconductor Equipment — 2.5%
222,289	Applied Materials, Inc.	7,613,398
318,986	NVIDIA Corp.	34,826,892
167,273	Texas Instruments, Inc.	12,635,802

		55,076,092

	Software — 4.7%
244,199	Citrix Systems, Inc.[1]	22,268,507
331,137	Microsoft Corp.	21,408,007
462,198	Oracle Corp.	18,538,762
178,375	Synopsys, Inc.[1]	11,218,004
360,101	VMware, Inc. — Class A1	31,523,241

		104,956,521

	Specialty Retail — 3.9%
334,799	Foot Locker, Inc.	22,947,123
156,093	Home Depot, Inc.	21,475,275
279,261	Lowe’s Cos., Inc.	20,408,394
297,454	TJX Cos., Inc. (The)	22,285,254

		87,116,046

	Technology Hardware, Storage & Peripherals — 4.2%
176,688	Apple, Inc.	21,441,089
1,258,613	Hewlett Packard Enterprise Co.	28,545,343
373,993	Western Digital Corp.	29,818,462
1,967,832	Xerox Corp.	13,637,075

		93,441,969

	Trading Companies & Distributors — 0.6%
134,274	MSC Industrial Direct Co., Inc. — Class A	13,716,089

	TOTAL COMMON STOCKS (Cost $1,865,001,270)	2,212,247,110

See Notes to Schedule of Portfolio Investments.

30

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 0.7%
$17,100,119	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $17,100,123, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $16,395,000, coupon rate of 3.375%, due 5/15/44, market value of $17,447,428)	$17,100,119

	TOTAL REPURCHASE AGREEMENT (Cost $17,100,119)	17,100,119

TOTAL INVESTMENTS (Cost $1,882,101,389)[2]	100.0%	$2,229,347,229

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(1,094,783)

NET ASSETS	100.0%	$2,228,252,446

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $1,882,335,644.

See Notes to Schedule of Portfolio Investments.

31

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%
	Aerospace & Defense — 1.7%
348,901	Boeing Co. (The)	$57,017,401

	Airlines — 1.8%
437,834	Alaska Air Group, Inc.	41,077,586
368,550	Delta Air Lines, Inc.	17,410,302

		58,487,888

	Automobiles — 0.8%
455,304	Harley-Davidson, Inc.	25,970,540

	Banks — 0.6%
561,496	Citizens Financial Group, Inc.	20,309,310

	Beverages — 3.5%
718,466	Dr Pepper Snapple Group, Inc.	65,524,099
501,460	PepsiCo, Inc.	52,041,519

		117,565,618

	Biotechnology — 5.5%
432,444	Amgen, Inc.	67,755,326
215,429	Biogen, Inc.[1]	59,725,536
279,606	Celgene Corp.[1]	32,476,237
131,397	United Therapeutics Corp.[1]	21,500,491

		181,457,590

	Building Products — 1.0%
965,961	Masco Corp.	31,828,415

	Capital Markets — 1.3%
475,945	Charles Schwab Corp. (The)	19,627,972
548,148	TD Ameritrade Holding Corp.	25,297,030

		44,925,002

	Chemicals — 1.0%
155,483	Air Products & Chemicals, Inc.	21,730,304
114,211	LyondellBasell Industries N.V. — Class A	10,652,460

		32,382,764

	Commercial Services & Supplies — 1.1%
498,355	Avery Dennison Corp.	36,389,882

	Communications Equipment — 1.2%
287,640	F5 Networks, Inc.[1]	38,552,389

	Containers & Packaging — 0.9%
338,772	Packaging Corp. of America	31,228,003

	Electrical Equipment — 0.5%
330,415	AO Smith Corp.	16,107,731

	Electronic Equipment, Instruments & Components — 3.2%
1,026,323	Amphenol Corp. — Class A	69,266,539
694,689	CDW Corp.	35,783,431

		105,049,970

	Equity Real Estate Investment Trusts — 2.0%
317,527	American Tower Corp.	32,864,045
186,846	Simon Property Group, Inc.	34,336,689

		67,200,734

	Food & Staples Retailing — 2.3%
204,630	CVS Health Corp.	16,126,890

See Notes to Schedule of Portfolio Investments.

32

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Food & Staples Retailing — (Continued)
1,172,477	SYSCO Corp.	$61,508,144

		77,635,034

	Food Products — 2.5%
509,843	Hormel Foods Corp.	18,507,301
1,037,967	Tyson Foods, Inc. — Class A	65,173,948

		83,681,249

	Health Care Equipment & Supplies — 1.1%
866,917	Hologic, Inc.[1]	35,136,146

	Health Care Providers & Services — 6.0%
560,767	Aetna, Inc.	66,512,574
894,725	Express Scripts Holding Co.[1]	61,628,658
154,428	McKesson Corp.	21,488,656
303,356	UnitedHealth Group, Inc.	49,174,008

		198,803,896

	Hotels, Restaurants & Leisure — 3.8%
873,621	Marriott International, Inc. — Class A	73,908,337
274,416	Starbucks Corp.	15,153,251
453,604	Wyndham Worldwide Corp.	35,861,932

		124,923,520

	Household Durables — 1.3%
558,220	DR Horton, Inc.	16,696,360
154,299	Snap-on, Inc.	28,009,898

		44,706,258

	Household Products — 1.0%
750,301	Church & Dwight Co., Inc.	33,928,611

	Industrial Conglomerates — 0.5%
143,181	Carlisle Cos., Inc.	15,622,479

	Insurance — 1.5%
733,260	Marsh & McLennan Cos., Inc.	49,876,345

	Internet Software & Services — 5.7%
71,800	Alphabet, Inc. — Class C1	57,209,522
2,144,167	eBay, Inc.[1]	68,248,836
492,094	Facebook, Inc. — Class A1	64,129,690

		189,588,048

	IT Services — 9.6%
498,649	Accenture PLC — Class A	56,781,162
117,795	Alliance Data Systems Corp.	26,902,022
579,949	Cognizant Technology Solutions Corp. — Class A1	30,499,518
243,921	Mastercard, Inc. — Class A	25,936,120
1,073,307	Paychex, Inc.	64,709,679
1,659,229	PayPal Holdings, Inc.[1]	66,004,129
579,348	Visa, Inc. — Class A	47,917,873

		318,750,503

	Leisure Equipment & Products — 1.2%
666,631	Brunswick Corp.	39,904,532

	Life Sciences Tools & Services — 3.8%
661,064	Agilent Technologies, Inc.	32,372,304
453,209	Thermo Fisher Scientific, Inc.	69,064,519

See Notes to Schedule of Portfolio Investments.

33

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — (Continued)
170,244	Waters Corp.[1]	$24,115,063

		125,551,886

	Machinery — 2.9%
242,489	Illinois Tool Works, Inc.	30,844,601
829,706	Ingersoll-Rand PLC	65,837,171

		96,681,772

	Media — 4.5%
897,774	CBS Corp. — Class B	57,897,445
234,877	Comcast Corp. — Class A	17,714,423
344,241	Omnicom Group, Inc.	29,484,242
451,210	Time Warner, Inc.	43,699,689

		148,795,799

	Multi-line Retail — 1.3%
607,240	Dollar General Corp.	44,826,457

	Paper & Forest Products — 0.7%
413,557	International Paper Co.	23,407,326

	Pharmaceuticals — 1.3%
723,216	Merck & Co., Inc.	44,832,160

	Professional Services — 0.6%
176,365	Equifax, Inc.	20,684,087

	Real Estate Management & Development — 0.8%
850,856	CBRE Group, Inc. — Class A1	25,831,988

	Semiconductors & Semiconductor Equipment — 3.0%
1,731,626	Applied Materials, Inc.	59,308,191
89,148	Lam Research Corp.	10,239,539
393,449	Texas Instruments, Inc.	29,721,137

		99,268,867

	Software — 7.2%
1,239,187	Cadence Design Systems, Inc.[1]	32,256,037
500,952	Citrix Systems, Inc.[1]	45,681,813
467,940	Microsoft Corp.	30,252,321
1,394,362	Oracle Corp.	55,927,860
864,671	VMware, Inc. — Class A1	75,693,299

		239,811,330

	Specialty Retail — 7.3%
526,124	Foot Locker, Inc.	36,060,539
456,845	Home Depot, Inc.	62,852,735
818,641	Lowe’s Cos., Inc.	59,826,284
511,458	Ross Stores, Inc.	33,812,489
660,097	TJX Cos., Inc. (The)	49,454,467

		242,006,514

	Technology Hardware, Storage & Peripherals — 2.1%
588,677	Apple, Inc.	71,435,954

	Tobacco — 0.5%
241,999	Altria Group Inc.	17,225,489

	Trading Companies & Distributors — 0.7%
214,478	MSC Industrial Direct Co., Inc. — Class A	21,908,928

	TOTAL COMMON STOCKS (Cost $2,914,838,967)	3,299,298,415

See Notes to Schedule of Portfolio Investments.

34

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 0.7%
$24,931,498	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $24,931,505, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $23,900,000, coupon rate of 3.375%, due 5/15/44, market value of $25,434,189)	$24,931,498

	TOTAL REPURCHASE AGREEMENT (Cost $24,931,498)	24,931,498

TOTAL INVESTMENTS (Cost $2,939,770,465)[2]	100.0%	$3,324,229,913

LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(1,314,204)

NET ASSETS	100.0%	$3,322,915,709

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $2,941,038,066.

See Notes to Schedule of Portfolio Investments.

35

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.2%
	Aerospace & Defense — 0.6%
24,780	Spirit AeroSystems Holdings, Inc. — Class A	$1,488,039

	Air Freight & Logistics — 2.9%
33,780	CH Robinson Worldwide, Inc.[1]	2,569,307
47,980	Expeditors International of Washington, Inc.	2,498,798
22,900	United Parcel Service, Inc. — Class B	2,499,077

		7,567,182

	Banks — 4.7%
46,900	East West Bancorp, Inc.	2,412,536
71,620	Huntington Bancshares, Inc.	969,019
155,000	KeyCorp	2,785,350
48,380	SunTrust Banks, Inc.	2,748,951
185,960	TCF Financial Corp.	3,226,406

		12,142,262

	Beverages — 1.7%
22,720	Dr Pepper Snapple Group, Inc.	2,072,064
22,700	PepsiCo, Inc.	2,355,806

		4,427,870

	Biotechnology — 1.4%
61,180	Acorda Therapeutics, Inc.[2]	1,254,190
82,660	Emergent BioSolutions, Inc.[2]	2,502,118

		3,756,308

	Capital Markets — 2.1%
51,380	Bank of New York Mellon Corp. (The)	2,298,228
26,740	CME Group, Inc.	3,237,679

		5,535,907

	Chemicals — 1.3%
48,460	Dow Chemical Co. (The)	2,889,670
7,680	Minerals Technologies, Inc.	615,552

		3,505,222

	Commercial Services & Supplies — 2.5%
123,000	Pitney Bowes, Inc.	1,958,160
39,740	Republic Services, Inc.	2,280,281
31,960	Sykes Enterprises, Inc.[2]	892,643
30,860	Tetra Tech, Inc.	1,348,582

		6,479,666

	Communications Equipment — 0.8%
70,460	Cisco Systems, Inc.	2,164,531

	Construction & Engineering — 2.4%
49,460	EMCOR Group, Inc.	3,446,867
158,860	KBR, Inc.	2,702,209

		6,149,076

	Consumer Finance — 1.1%
41,980	Discover Financial Services	2,908,374

	Containers & Packaging — 1.4%
163,120	Graphic Packaging Holding Co.	2,040,631
17,560	Packaging Corp. of America	1,618,681

		3,659,312

	Diversified Consumer Services — 0.6%
50,300	Service Corp. International	1,465,239

See Notes to Schedule of Portfolio Investments.

36

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Diversified Financial Services — 1.4%
165,000	Bank of America Corp.	$3,735,600

	Diversified Telecommunication Services — 0.5%
24,620	Verizon Communications, Inc.	1,206,626

	Electric Utilities — 2.3%
22,794	American Electric Power Co., Inc.	1,460,184
26,980	Entergy Corp.	1,932,847
69,460	Exelon Corp.	2,492,225

		5,885,256

	Electrical Equipment — 2.0%
50,320	AO Smith Corp.	2,453,100
35,300	EnerSys	2,751,635

		5,204,735

	Electronic Equipment, Instruments & Components — 2.2%
18,520	Arrow Electronics, Inc.[2]	1,361,590
69,180	Methode Electronics, Inc.	2,909,019
16,200	Tech Data Corp.[2]	1,386,072

		5,656,681

	Energy Equipment & Services — 2.6%
143,765	Nabors Industries, Ltd.	2,336,181
204,480	Noble Corp. PLC	1,380,240
99,200	Superior Energy Services, Inc.	1,752,864
34,780	TechnipFMC PLC[2]	1,169,304

		6,638,589

	Equity Real Estate Investment Trusts — 6.0%
56,180	Apartment Investment & Management Co. — Class A	2,475,853
95,400	Corporate Office Properties Trust	3,035,628
15,100	Equity Lifestyle Properties, Inc.	1,116,494
128,860	Host Hotels & Resorts, Inc.	2,328,500
74,000	Liberty Property Trust	2,840,860
56,000	RLJ Lodging Trust	1,299,760
69,960	Tanger Factory Outlet Centers, Inc.	2,391,932

		15,489,027

	Food & Staples Retailing — 1.3%
16,400	CVS Health Corp.	1,292,484
37,960	SYSCO Corp.	1,991,382

		3,283,866

	Food Products — 3.0%
28,180	Archer-Daniels-Midland Co.	1,247,247
50,620	Conagra Brands, Inc.	1,978,736
14,340	Ingredion, Inc.	1,838,244
16,873	Lamb Weston Holdings, Inc.	630,375
32,320	Tyson Foods, Inc. — Class A	2,029,373

		7,723,975

	Health Care Equipment & Supplies — 2.3%
31,200	Align Technology, Inc.[2]	2,860,728
23,260	Cynosure, Inc. — Class A2	1,242,084
30,880	Hill-Rom Holdings, Inc.	1,817,906

		5,920,718

	Health Care Providers & Services — 2.6%
68,220	AMN Healthcare Services, Inc.[2]	2,445,687

See Notes to Schedule of Portfolio Investments.

37

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
15,640	Cardinal Health, Inc.	$1,172,374
21,120	WellCare Health Plans, Inc.[2]	3,073,805

		6,691,866

	Hotels, Restaurants & Leisure — 1.0%
33,900	Wyndham Worldwide Corp.	2,680,134

	Household Durables — 0.7%
37,620	Leggett & Platt, Inc.	1,795,226

	Household Products — 0.4%
25,320	Church & Dwight Co., Inc.	1,144,970

	Industrial Conglomerates — 1.0%
21,140	Honeywell International, Inc.	2,501,285

	Insurance — 6.4%
63,700	CNA Financial Corp.	2,653,105
22,220	Endurance Specialty Holdings, Ltd.	2,059,572
59,020	Old Republic International Corp.	1,227,616
51,500	Principal Financial Group, Inc.	2,940,135
24,900	Prudential Financial, Inc.	2,617,239
18,420	Travelers Cos., Inc. (The)	2,169,507
61,160	Unum Group	2,778,499

		16,445,673

	IT Services — 2.1%
33,500	Amdocs, Ltd.	1,966,785
44,976	Conduent, Inc.[2]	672,841
47,200	Convergys Corp.	1,171,504
61,260	Genpact, Ltd.[2]	1,511,897

		5,323,027

	Leisure Equipment & Products — 1.0%
52,180	American Outdoor Brands Corp.[1,2]	1,111,434
18,380	Hasbro, Inc.	1,516,534

		2,627,968

	Life Sciences Tools & Services — 2.6%
20,020	Charles River Laboratories International, Inc.[2]	1,617,616
43,340	PerkinElmer, Inc.	2,305,255
17,780	Thermo Fisher Scientific, Inc.	2,709,494

		6,632,365

	Machinery — 3.9%
47,480	AGCO Corp.	2,981,744
39,420	Crane Co.	2,839,817
115,060	Federal Signal Corp.	1,788,032
9,500	Illinois Tool Works, Inc.	1,208,400
50,620	Trinity Industries, Inc.	1,394,075

		10,212,068

	Media — 2.5%
38,140	Comcast Corp. — Class A	2,876,519
68,900	Interpublic Group of Cos., Inc. (The)	1,621,217
21,900	Omnicom Group, Inc.	1,875,735

		6,373,471

	Metals & Mining — 2.6%
80,720	Commercial Metals Co.	1,649,110
80,460	Newmont Mining Corp.	2,919,089

See Notes to Schedule of Portfolio Investments.

38

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
27,040	Reliance Steel & Aluminum Co.	$2,153,736

		6,721,935

	Multi-Utilities — 2.7%
49,640	Ameren Corp.	2,613,546
45,000	Public Service Enterprise Group, Inc.	1,991,250
33,000	SCANA Corp.	2,267,100

		6,871,896

	Oil, Gas & Consumable Fuels — 2.6%
26,660	PBF Energy, Inc. — Class A	618,245
9,020	Tesoro Corp.	729,267
42,160	Valero Energy Corp.	2,772,442
56,640	World Fuel Services Corp.	2,519,347

		6,639,301

	Paper & Forest Products — 0.9%
53,620	Schweitzer-Mauduit International, Inc.	2,376,975

	Pharmaceuticals — 2.3%
19,060	Johnson & Johnson	2,158,545
194,713	Sciclone Pharmaceuticals, Inc.[2]	1,976,337
65,940	Supernus Pharmaceuticals, Inc.[2]	1,783,677

		5,918,559

	Professional Services — 3.1%
80,660	Korn/Ferry International	2,343,173
28,720	Manpowergroup, Inc.	2,741,611
121,100	Navigant Consulting, Inc.[2]	2,991,170

		8,075,954

	Real Estate Investment Trusts — 1.0%
87,080	LaSalle Hotel Properties	2,627,204

	Real Estate Management & Development — 0.7%
31,880	RE/MAX Holdings, Inc. — Class A	1,786,874

	Semiconductors & Semiconductor Equipment — 2.5%
28,580	NVIDIA Corp.	3,120,364
120,000	Teradyne, Inc.	3,405,600

		6,525,964

	Software — 1.8%
57,220	Cadence Design Systems, Inc.[2]	1,489,437
50,060	Synopsys, Inc.[2]	3,148,273

		4,637,710

	Specialty Retail — 4.5%
30,760	Childrens Place	2,983,720
30,400	Foot Locker, Inc.	2,083,616
28,760	Lowe’s Cos., Inc.	2,101,781
38,960	Ross Stores, Inc.	2,575,645
27,080	TJX Cos., Inc. (The)	2,028,834

		11,773,596

	Technology Hardware, Storage & Peripherals — 0.6%
224,880	Xerox Corp.	1,558,418

	Wireless Telecommunication Services — 0.6%
48,180	Telephone & Data Systems, Inc.	1,476,717

	TOTAL COMMON STOCKS (Cost $210,467,643)	251,413,217

See Notes to Schedule of Portfolio Investments.

39

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 1.8%
$4,828,154	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $4,828,155, due 2/1/17, (collateralized by a U.S. Treasury Note with a par value of $4,795,000, coupon rate of 2.500%, due 8/15/23, market value of $4,927,500)	$4,828,154

	TOTAL REPURCHASE AGREEMENTS (Cost $4,828,154)	4,828,154

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.6%
1,615,539	State Street Navigator Securities Lending Government Money Market Portfolio	1,615,539

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,615,539)	1,615,539

TOTAL LONG INVESTMENTS (Cost $216,911,336)	99.6%	$257,856,910

COMMON STOCKS SOLD SHORT* — (67.2)%
	Aerospace & Defense — (2.5)%
(14,660)	General Dynamics Corp.	(2,654,633)
(32,760)	Orbital ATK, Inc.	(2,848,482)
(10,020)	Rockwell Collins, Inc.	(909,415)

		(6,412,530)

	Banks — (4.0)%
(40,420)	Bank of the Ozarks, Inc.	(2,217,845)
(42,220)	Banner Corp.	(2,369,386)
(14,460)	First Republic Bank	(1,364,012)
(46,420)	Pinnacle Financial Partners, Inc.	(3,103,177)
(24,080)	Webster Financial Corp.	(1,264,682)

		(10,319,102)

	Beverages — (2.6)%
(53,520)	Brown-Forman Corp. — Class B	(2,440,512)
(52,340)	Coca-Cola Co. (The)	(2,175,774)
(22,880)	Molson Coors Brewing Co. — Class B	(2,208,377)

		(6,824,663)

	Building Products — (0.5)%
(29,360)	Johnson Controls International PLC	(1,291,253)

	Capital Markets — (1.5)%
(15,060)	FactSet Research Systems, Inc.	(2,606,133)
(12,260)	Moody’s Corp.	(1,270,994)

		(3,877,127)

	Chemicals — (2.5)%
(15,560)	Balchem Corp.	(1,326,334)
(41,300)	Mosaic Co. (The)	(1,295,581)
(21,600)	Westlake Chemical Corp.	(1,337,256)
(36,040)	WR Grace & Co.	(2,499,014)

		(6,458,185)

	Commercial Services & Supplies — (3.9)%
(53,120)	Clean Harbors, Inc.[2]	(2,948,160)
(129,400)	Covanta Holding Corp.	(2,083,340)
(27,380)	Stericycle, Inc.[2]	(2,112,093)
(8,700)	UniFirst Corp.	(1,112,730)
(35,200)	US Ecology, Inc.	(1,804,000)

		(10,060,323)

See Notes to Schedule of Portfolio Investments.

40

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Communications Equipment — (0.5)%
(19,820)	ViaSat, Inc.[2]	$(1,286,516)

	Construction Materials — (1.0)%
(11,060)	Martin Marietta Materials, Inc.	(2,539,376)

	Consumer Finance — (0.6)%
(36,220)	FirstCash, Inc.	(1,546,594)

	Containers & Packaging — (1.0)%
(32,240)	Ball Corp.	(2,458,622)

	Electrical Equipment — (0.8)%
(10,040)	Acuity Brands, Inc.	(2,080,589)

	Equity Real Estate Investment Trusts — (6.4)%
(34,400)	Acadia Realty Trust	(1,095,296)
(137,500)	American Homes 4 Rent — Class A	(3,063,500)
(6,220)	Equinix, Inc.	(2,394,576)
(9,460)	Essex Property Trust, Inc.	(2,121,878)
(50,920)	HCP, Inc.	(1,543,894)
(35,760)	Realty Income Corp.	(2,132,369)
(20,580)	SL Green Realty Corp.	(2,242,603)
(17,920)	Vornado Realty Trust	(1,905,075)

		(16,499,191)

	Gas Utilities — (0.4)%
(17,180)	EQT Corp.	(1,041,623)

	Health Care Equipment & Supplies — (2.3)%
(34,540)	Abbott Laboratories	(1,442,736)
(32,700)	DexCom, Inc.[2]	(2,588,205)
(26,900)	Medtronic PLC	(2,044,938)

		(6,075,879)

	Health Care Providers & Services — (1.0)%
(148,160)	Capital Senior Living Corp.[2]	(2,469,827)

	Hotels, Restaurants & Leisure — (1.6)%
(39,240)	Bob Evans Farms, Inc.	(2,214,313)
(4,400)	Chipotle Mexican Grill, Inc.[2]	(1,854,336)

		(4,068,649)

	Household Durables — (1.0)%
(75,000)	CalAtlantic Group, Inc.	(2,615,250)

	Household Products — (1.0)%
(21,560)	Clorox Co. (The)	(2,587,200)

	Industrial Conglomerates — (1.5)%
(12,880)	3M Co.	(2,251,682)
(58,400)	General Electric Co.	(1,734,480)

		(3,986,162)

	Insurance — (5.2)%
(35,200)	Allstate Corp. (The)	(2,647,392)
(39,160)	American International Group, Inc.	(2,516,422)
(57,840)	Kemper Corp.	(2,498,688)
(2,720)	Markel Corp.[2]	(2,516,000)
(38,220)	RLI Corp.	(2,271,032)
(24,120)	Stewart Information Services Corp.	(1,053,562)

		(13,503,096)

See Notes to Schedule of Portfolio Investments.

41

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Internet & Catalog Retail — (1.0)%
(3,180)	Amazon.Com, Inc.[2]	$(2,618,666)

	Leisure Equipment & Products — (0.7)%
(71,180)	Mattel, Inc.	(1,865,628)

	Life Sciences Tools & Services — (1.3)%
(21,500)	Bio-Techne Corp.	(2,187,625)
(7,960)	Illumina, Inc.[2]	(1,274,396)

		(3,462,021)

	Machinery — (2.2)%
(31,620)	Dover Corp.	(2,458,455)
(24,960)	Flowserve Corp.	(1,227,034)
(35,700)	Pentair PLC	(2,093,091)

		(5,778,580)

	Media — (0.6)%
(13,460)	Walt Disney Co. (The)	(1,489,349)

	Multi-Utilities — (2.4)%
(32,140)	Dominion Resources, Inc.	(2,451,639)
(91,240)	NiSource, Inc.	(2,041,039)
(17,220)	Sempra Energy	(1,763,156)

		(6,255,834)

	Oil, Gas & Consumable Fuels — (3.5)%
(59,960)	Carrizo Oil & Gas, Inc.[2]	(2,120,186)
(65,520)	Cheniere Energy, Inc.[2]	(3,122,028)
(28,360)	Exxon Mobil Corp.	(2,379,120)
(7,720)	Pioneer Natural Resources Co.	(1,391,376)

		(9,012,710)

	Pharmaceuticals — (0.5)%
(15,920)	Eli Lilly & Co.	(1,226,318)

	Professional Services — (0.5)%
(29,660)	Advisory Board Co. (The)[2]	(1,349,530)

	Real Estate Investment Trusts — (1.0)%
(11,620)	Alexandria Real Estate Equities, Inc.	(1,287,728)
(28,640)	National Retail Properties, Inc.	(1,248,704)

		(2,536,432)

	Road & Rail — (3.6)%
(6,640)	Amerco, Inc.	(2,501,089)
(22,780)	JB Hunt Transport Services, Inc.	(2,257,042)
(31,240)	Kansas City Southern	(2,683,828)
(18,580)	Union Pacific Corp.	(1,980,257)

		(9,422,216)

	Semiconductors & Semiconductor Equipment — (1.6)%
(45,360)	Qorvo, Inc.[2]	(2,912,565)
(89,660)	Rambus, Inc.[2]	(1,163,787)

		(4,076,352)

	Software — (1.0)%
(32,520)	Salesforce.com, Inc.[2]	(2,572,332)

	Specialty Retail — (2.7)%
(14,580)	Advance Auto Parts, Inc.	(2,394,619)
(34,700)	L Brands, Inc.	(2,089,287)

See Notes to Schedule of Portfolio Investments.

42

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Specialty Retail — (Continued)
(33,820)	Tractor Supply Co.	$(2,491,520)

		(6,975,426)

	Textiles, Apparel & Luxury Goods — (1.2)%
(49,120)	NIKE, Inc. — Class B	(2,598,448)
(28,198)	Under Armour, Inc. — Class C2	(541,966)

		(3,140,414)

	Water and Sewer — (1.6)%
(52,140)	American States Water Co.	(2,282,689)
(53,440)	California Water Service Group	(1,843,680)

		(4,126,369)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(174,344,523))	(173,909,934)

TOTAL SHORT INVESTMENTS (Proceeds $(174,344,523))	(67.2)%	$(173,909,934)

TOTAL INVESTMENTS (Cost $42,566,813)[3]	32.4%	$83,946,976

OTHER ASSETS IN EXCESS OF LIABILITIES	67.6	174,781,050

NET ASSETS	100.0%	$258,728,026

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $44,792,137.

See Notes to Schedule of Portfolio Investments.

43

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 127.8%
	Aerospace & Defense — 2.6%
5,394	Northrop Grumman Corp.[1]	$1,235,657
8,740	Spirit AeroSystems Holdings, Inc. — Class A	524,837

		1,760,494

	Air Freight & Logistics — 1.2%
15,340	Expeditors International of Washington, Inc.	798,907

	Airlines — 1.2%
4,800	Alaska Air Group, Inc.	450,336
10,380	SkyWest, Inc.	367,452

		817,788

	Automobiles — 0.9%
6,040	Thor Industries, Inc.	625,140

	Banks — 7.4%
48,380	Fifth Third Bancorp[1]	1,262,718
5,940	Great Western Bancorp, Inc.	253,935
10,097	JPMorgan Chase & Co.	854,509
62,060	KeyCorp[1]	1,115,218
24,700	SunTrust Banks, Inc.[1]	1,403,454

		4,889,834

	Beverages — 4.3%
15,160	Dr Pepper Snapple Group, Inc.[1]	1,382,592
14,180	PepsiCo, Inc.[1]	1,471,600

		2,854,192

	Biotechnology — 1.0%
22,700	Emergent BioSolutions, Inc.[2]	687,129

	Capital Markets — 3.6%
7,660	CME Group, Inc.	927,473
8,140	Eaton Vance Corp.	341,310
8,680	Evercore Partners, Inc. — Class A	672,266
11,780	Federated Investors, Inc. — Class B	306,398
6,100	Invesco, Ltd.	176,412

		2,423,859

	Chemicals — 1.8%
10,540	Dow Chemical Co. (The)	628,500
7,140	Minerals Technologies, Inc.	572,271

		1,200,771

	Commercial Services & Supplies — 3.6%
19,520	Avery Dennison Corp.[1]	1,425,350
16,520	Republic Services, Inc.	947,918

		2,373,268

	Communications Equipment — 2.3%
50,204	Cisco Systems, Inc.[1]	1,542,267

	Construction & Engineering — 2.1%
20,340	EMCOR Group, Inc.[1]	1,417,495

	Containers & Packaging — 1.9%
5,820	Crown Holdings, Inc.[2]	315,270
9,940	Packaging Corp. of America	916,269

		1,231,539

	Diversified Consumer Services — 0.8%
18,540	Service Corp. International	540,070

See Notes to Schedule of Portfolio Investments.

44

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Diversified Financial Services — 0.6%
17,440	Bank of America Corp.	$394,842

	Electric Utilities — 2.2%
24,100	Exelon Corp.	864,708
17,420	Hawaiian Electric Industries, Inc.	583,222

		1,447,930

	Electronic Equipment, Instruments & Components — 2.4%
9,680	Arrow Electronics, Inc.[2]	711,673
10,280	Tech Data Corp.[2]	879,557

		1,591,230

	Energy Equipment & Services — 3.7%
5,620	Halliburton Co.	317,923
54,580	Nabors Industries, Ltd.	886,925
6,519	Schlumberger, Ltd.	545,705
23,780	Superior Energy Services, Inc.	420,193
9,200	TechnipFMC PLC[2]	309,304

		2,480,050

	Equity Real Estate Investment Trusts — 5.8%
7,980	Brixmor Property Group, Inc.	192,557
40,420	Corporate Office Properties Trust[1]	1,286,165
27,480	Hospitality Properties Trust	855,452
18,080	Liberty Property Trust	694,091
24,900	Tanger Factory Outlet Centers, Inc.	851,331

		3,879,596

	Food & Staples Retailing — 2.4%
10,400	CVS Health Corp.	819,624
23,760	Kroger Co. (The)	806,890

		1,626,514

	Food Products — 2.2%
7,300	Archer-Daniels-Midland Co.	323,098
16,920	Conagra Brands, Inc.	661,403
5,640	Lamb Weston Holdings, Inc.	210,710
4,460	Tyson Foods, Inc. — Class A	280,044

		1,475,255

	Health Care Equipment & Supplies — 1.5%
12,260	Cynosure, Inc. — Class A2	654,684
5,386	Hill-Rom Holdings, Inc.	317,074

		971,758

	Health Care Providers & Services — 5.9%
7,806	Aetna, Inc.	925,870
5,780	AMN Healthcare Services, Inc.[2]	207,213
5,340	Anthem, Inc.	823,107
9,140	Express Scripts Holding Co.[2]	629,563
9,120	WellCare Health Plans, Inc.[1,2]	1,327,325

		3,913,078

	Hotels, Restaurants & Leisure — 2.1%
17,420	Wyndham Worldwide Corp.[1]	1,377,225

	Household Durables — 0.4%
6,150	Newell Brands, Inc.	291,079

	Household Products — 0.4%
5,600	Church & Dwight Co., Inc.	253,232

See Notes to Schedule of Portfolio Investments.

45

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Industrial Conglomerates — 1.9%
3,500	Carlisle Cos., Inc.	$381,885
7,360	Honeywell International, Inc.	870,835

		1,252,720

	Insurance — 6.5%
4,420	Lincoln National Corp.	298,394
44,660	Old Republic International Corp.	928,928
14,520	Principal Financial Group, Inc.	828,947
3,000	Prudential Financial, Inc.	315,330
7,380	Travelers Cos., Inc. (The)	869,217
15,880	Universal Insurance Holdings, Inc.	415,262
14,840	Unum Group	674,181

		4,330,259

	IT Services — 7.4%
2,447	Accenture PLC — Class A	278,640
24,264	Amdocs, Ltd.[1]	1,424,539
5,780	Cognizant Technology Solutions Corp. — Class A2	303,970
15,348	Conduent, Inc.[2]	229,606
21,980	Convergys Corp.	545,544
8,160	CoreLogic, Inc.[2]	287,803
49,500	Genpact, Ltd.[1,2]	1,221,660
7,419	Science Applications International Corp.	604,055

		4,895,817

	Leisure Equipment & Products — 0.4%
13,600	American Outdoor Brands Corp.[2,3]	289,680

	Life Sciences Tools & Services — 3.0%
16,238	Charles River Laboratories International, Inc.[1,2]	1,312,030
9,302	PAREXEL International Corp.[2]	659,419

		1,971,449

	Machinery — 4.0%
14,580	AGCO Corp.	915,624
9,160	IDEX Corp.	825,866
11,660	Ingersoll-Rand PLC	925,221

		2,666,711

	Media — 3.2%
10,000	Comcast Corp. — Class A	754,200
3,760	Omnicom Group, Inc.	322,044
6,500	Scripps Networks Interactive, Inc. — Class A	495,040
5,460	Time Warner, Inc.	528,801

		2,100,085

	Multi-line Retail — 0.5%
6,740	Big Lots, Inc.	337,000

	Multi-Utilities — 3.8%
6,500	Ameren Corp.	342,225
24,080	MDU Resources Group, Inc.	706,748
11,460	Public Service Enterprise Group, Inc.	507,105
13,920	SCANA Corp.	956,304

		2,512,382

	Oil, Gas & Consumable Fuels — 2.9%
9,837	Tesoro Corp.	795,322
14,300	Valero Energy Corp.	940,368

See Notes to Schedule of Portfolio Investments.

46

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
5,040	World Fuel Services Corp.	$224,179

		1,959,869

	Pharmaceuticals — 6.5%
10,500	Johnson & Johnson[1]	1,189,125
13,700	Merck & Co., Inc.	849,263
110,360	Sciclone Pharmaceuticals, Inc.[1,2]	1,120,154
43,000	Supernus Pharmaceuticals, Inc.[1,2]	1,163,150

		4,321,692

	Professional Services — 1.9%
11,160	Manpowergroup, Inc.	1,065,334
9,100	TrueBlue, Inc.[2]	225,225

		1,290,559

	Real Estate Investment Trusts — 0.5%
10,780	LaSalle Hotel Properties	325,233

	Real Estate Management & Development — 1.2%
14,220	RE/MAX Holdings, Inc. — Class A	797,031

	Road & Rail — 1.1%
8,320	Landstar System, Inc.	703,872

	Semiconductors & Semiconductor Equipment — 3.8%
12,200	NVIDIA Corp.[1]	1,331,996
26,400	Tessera Holding Corp.[1]	1,193,280

		2,525,276

	Software — 4.3%
8,980	Activision Blizzard, Inc.	361,086
33,414	CA, Inc.[1]	1,044,855
11,620	Citrix Systems, Inc.[2]	1,059,628
9,620	Oracle Corp.	385,858

		2,851,427

	Specialty Retail — 4.9%
17,000	Foot Locker, Inc.[1]	1,165,180
6,300	Home Depot, Inc.	866,754
5,660	Ross Stores, Inc.	374,182
11,240	TJX Cos., Inc. (The)	842,101

		3,248,217

	Technology Hardware, Storage & Peripherals — 1.9%
18,220	NetApp, Inc.	698,191
76,740	Xerox Corp.	531,808

		1,229,999

	Thrifts & Mortgage Finance — 1.3%
32,780	Flagstar Bancorp, Inc.[2]	844,741

	Wireless Telecommunication Services — 2.5%
31,160	Telephone & Data Systems, Inc.	955,054
15,100	United States Cellular Corp.[2]	673,309

		1,628,363

	TOTAL COMMON STOCKS (Cost $65,516,475)	84,946,924

See Notes to Schedule of Portfolio Investments.

47

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 1.2%
$774,661	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $774,661, due 2/1/17, (collateralized by a U.S. Treasury Note with a par value of $770,000, coupon rate of 2.500%, due 8/15/23, market value of $791,277)	$774,661

	TOTAL REPURCHASE AGREEMENT (Cost $774,661)	774,661

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.4%
257,020	State Street Navigator Securities Lending Government Money Market Portfolio	257,020

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $257,020)	257,020

TOTAL LONG INVESTMENTS (Cost $66,548,156)	129.4%	$85,978,605

COMMON STOCKS SOLD SHORT* — (28.8)%
	Aerospace & Defense — (0.8)%
(2,980)	Orbital ATK, Inc.	(259,111)
(2,940)	Rockwell Collins, Inc.	(266,834)

		(525,945)

	Air Freight & Logistics — (0.8)%
(3,440)	CH Robinson Worldwide, Inc.	(261,647)
(1,320)	FedEx Corp.	(249,625)

		(511,272)

	Banks — (1.9)%
(6,600)	Bank of the Ozarks, Inc.	(362,142)
(6,860)	Banner Corp.	(384,983)
(2,900)	First Republic Bank	(273,557)
(3,840)	Pinnacle Financial Partners, Inc.	(256,704)

		(1,277,386)

	Beverages — (0.8)%
(5,720)	Brown-Forman Corp. — Class B	(260,832)
(5,900)	Coca-Cola Co. (The)	(245,263)

		(506,095)

	Chemicals — (0.7)%
(1,700)	Ecolab, Inc.	(204,221)
(3,740)	WR Grace & Co.	(259,332)

		(463,553)

	Commercial Services & Supplies — (1.5)%
(6,640)	ABM Industries, Inc.	(268,189)
(4,700)	Clean Harbors, Inc.[2]	(260,850)
(6,440)	Healthcare Services Group, Inc.	(255,990)
(2,620)	Stericycle, Inc.[2]	(202,107)

		(987,136)

	Construction Materials — (0.4)%
(2,120)	Vulcan Materials Co.	(272,060)

	Containers & Packaging — (0.4)%
(3,520)	Ball Corp.	(268,435)

	Diversified Consumer Services — (0.4)%
(3,600)	Bright Horizons Family Solutions, Inc.[2]	(255,096)

See Notes to Schedule of Portfolio Investments.

48

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Electric Utilities — (0.3)%
(4,360)	El Paso Electric Co.	$(200,124)

	Electrical Equipment — (0.3)%
(1,100)	Acuity Brands, Inc.	(227,953)

	Equity Real Estate Investment Trusts — (1.5)%
(700)	Equinix, Inc.	(269,486)
(6,760)	HCP, Inc.	(204,963)
(1,352)	Quality Care Properties, Inc.[2]	(24,958)
(3,360)	Realty Income Corp.	(200,357)
(3,000)	SL Green Realty Corp.	(326,910)

		(1,026,674)

	Gas Utilities — (0.3)%
(3,540)	EQT Corp.	(214,630)

	Health Care Equipment & Supplies — (0.7)%
(2,820)	DexCom, Inc.[2]	(223,203)
(2,020)	Zimmer Biomet Holdings, Inc.	(239,027)

		(462,230)

	Health Care Providers & Services — (0.3)%
(4,440)	Patterson Cos., Inc.	(184,749)

	Hotels, Restaurants & Leisure — (0.9)%
(500)	Chipotle Mexican Grill, Inc.[2]	(210,720)
(2,300)	Jack In The Box, Inc.	(248,216)
(1,880)	Popeyes Louisiana Kitchen, Inc.[2]	(118,797)

		(577,733)

	Household Durables — (0.4)%
(6,860)	CalAtlantic Group, Inc.	(239,208)

	Industrial Conglomerates — (0.4)%
(8,280)	General Electric Co.	(245,916)

	Insurance — (2.5)%
(2,860)	Allstate Corp. (The)	(215,101)
(3,940)	American International Group, Inc.	(253,184)
(8,200)	Arthur J Gallagher & Co.	(441,406)
(280)	Markel Corp.[2]	(259,000)
(4,420)	RLI Corp.	(262,636)
(5,760)	Stewart Information Services Corp.	(251,597)

		(1,682,924)

	Internet & Catalog Retail — (0.4)%
(300)	Amazon.Com, Inc.[2]	(247,044)

	Leisure Equipment & Products — (0.3)%
(8,580)	Mattel, Inc.	(224,882)

	Life Sciences Tools & Services — (0.4)%
(1,800)	Illumina, Inc.[2]	(288,180)

	Machinery — (0.5)%
(3,980)	RBC Bearings, Inc.[2]	(368,667)

	Multi-Utilities — (0.9)%
(2,960)	Dominion Resources, Inc.	(225,789)
(3,380)	Sempra Energy	(346,078)

		(571,867)

See Notes to Schedule of Portfolio Investments.

49

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Oil, Gas & Consumable Fuels — (1.1)%
(6,000)	Cheniere Energy, Inc.[2]	$(285,900)
(2,800)	Exxon Mobil Corp.	(234,892)
(2,780)	Occidental Petroleum Corp.	(188,401)

		(709,193)

	Pharmaceuticals — (0.9)%
(970)	Allergan PLC[2]	(212,323)
(2,920)	Eli Lilly & Co.	(224,928)
(2,167)	Perrigo Co. PLC	(165,017)

		(602,268)

	Professional Services — (0.3)%
(4,740)	Advisory Board Co. (The)[2]	(215,670)

	Real Estate Investment Trusts — (2.2)%
(2,400)	Alexandria Real Estate Equities, Inc.	(265,968)
(9,060)	Kite Realty Group Trust	(217,621)
(11,800)	Senior Housing Property Trust	(224,790)
(3,300)	Sun Communities, Inc.	(259,908)
(7,180)	UDR, Inc.	(250,941)
(3,500)	Ventas, Inc.	(215,845)

		(1,435,073)

	Road & Rail — (1.6)%
(700)	Amerco, Inc.	(263,669)
(3,040)	Kansas City Southern	(261,166)
(3,020)	Old Dominion Freight Line, Inc.[2]	(266,606)
(2,500)	Union Pacific Corp.	(266,450)

		(1,057,891)

	Semiconductors & Semiconductor Equipment — (1.2)%
(17,300)	Cypress Semiconductor Corp.	(204,140)
(4,920)	Qorvo, Inc.[2]	(315,913)
(19,640)	Rambus, Inc.[2]	(254,927)

		(774,980)

	Specialty Retail — (0.7)%
(1,480)	Advance Auto Parts, Inc.	(243,075)
(3,260)	L Brands, Inc.	(196,285)

		(439,360)

	Textiles, Apparel & Luxury Goods — (0.5)%
(4,960)	NIKE, Inc. — Class B	(262,384)
(3,385)	Under Armour, Inc. — Class C2	(65,060)

		(327,444)

	Thrifts & Mortgage Finance — (0.3)%
(15,640)	New York Community Bancorp, Inc.	(237,572)

	Tobacco — (0.3)%
(2,880)	Altria Group, Inc.	(204,998)

	Trading Companies & Distributors — (1.1)%
(12,500)	H&E Equipment Services, Inc.	(323,250)
(3,520)	United Rentals, Inc.[2]	(445,315)

		(768,565)

	Water and Sewer — (0.8)%
(8,500)	Aqua America, Inc.	(258,485)

See Notes to Schedule of Portfolio Investments.

50

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Water and Sewer — (Continued)
(7,820)	California Water Service Group	$(269,790)

		(528,275)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(19,761,287))	(19,131,048)

TOTAL SHORT INVESTMENTS (Proceeds $(19,761,287))	(28.8)%	$(19,131,048)

TOTAL INVESTMENTS (Cost $46,786,869)[4]	100.6%	$66,847,557

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(393,484)

NET ASSETS	100.0%	$66,454,073

*	Percentages indicated are based on net assets.
[1]	All or a portion of security pledged as collateral for securities sold short. The total market value of collateral is $23,666,779.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Aggregate cost for federal tax purposes was $47,034,196.

See Notes to Schedule of Portfolio Investments.

51

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — 95.9%
	Alabama — 1.6%
$500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E 0.000% due 10/1/34[1]	$153,640
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured) 0.000% due 10/1/25[1]	357,910
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,216,173
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	543,580

		2,271,303

	Arizona — 2.6%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2,3]	301,536
100,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	104,284
190,000	Glendale, AZ, Industrial Development Authority, Glencroft Retirement Community Project, Revenue Bonds, Refunding, 5.250% due 11/15/51	170,257
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	750,525
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	244,790
330,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	329,987
700,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[2]	686,819
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
100,000	5.750% due 7/1/24[2]	109,586
500,000	6.750% due 7/1/44[2]	561,775
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	476,500

		3,736,059

	California — 5.3%
350,000	Alameda, CA, Community Facilities District No.13-1, Special Tax, Alameda Landing Public Improvements, 5.000% due 9/1/42	370,475
455,000	Alhambra City, CA, Atherton Baptist Homes, Revenue Bonds, Series A, Prerefunded 1/1/20 @ 100, 7.500% due 1/1/30	522,076
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47[3]	262,935
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	380,603
500,000	5.000% due 6/1/46	523,120
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	292,458
500,000	California State, School Financing Authority, Downtown College Prep Obligation Group, 5.000% due 6/1/51[2]	472,280
	California State, Statewide Communities Development Authority, Beverly Community Hospital Association, Revenue Bonds:
560,000	4.000% due 2/1/20	582,949
270,000	4.000% due 2/1/21	281,829
240,000	4.000% due 2/1/23	248,666

See Notes to Schedule of Portfolio Investments.

52

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	$279,120
255,000	Corona-Norco, CA, Unified School District, Refunding, 5.000% due 9/1/24	288,181
1,000,000	Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, (AGMC Insured) 0.000% due 1/15/34[1]	490,960
	Palomar Pomerado, CA, General Obligation Unlimited, Series A, (AGC Insured):
1,000,000	0.000% due 8/1/29[1]	617,700
500,000	0.000% due 8/1/31[1]	281,555
325,000	San Francisco City & County, CA, Redevelopment Agency, Mission Bay Redevelopment Project, Series B, 5.000% due 8/1/33	366,353
570,000	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Revenue Bonds, Series A, (NPFG Insured) 0.000% due 1/15/22[1]	487,737
500,000	Saugus/Hart, CA, School Facilities Financing Authority, Special Tax, Refunding, 5.000% due 9/1/24	566,990
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	179,696

		7,495,683

	Colorado — 3.4%
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	503,085
300,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	300,372
750,000	Forest Trace, CO, Metropolitan District No. 3, Limited Tax, General Obligation Unlimited, Series A, 5.000% due 12/1/46	701,933
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	693,075
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Subseries B, 7.750% due 12/15/46[4]	454,315
345,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	338,676
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	745,845
500,000	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding, 5.000% due 12/1/30	508,950
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, 6.750% due 11/1/38[4]	481,475

		4,727,726

	Connecticut — 1.5%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	391,650
750,000	Hamden, CT, Facilities Revenue Bonds, Series A, 7.750% due 1/1/43[4]	768,323
1,000,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	964,190

		2,124,163

	District Of Columbia — 1.0%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds, Series A:
500,000	5.000% due 6/1/36	508,435
600,000	5.000% due 6/1/46	603,966
3,000,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A 0.000% due 6/15/46[1]	340,710

		1,453,111

See Notes to Schedule of Portfolio Investments.

53

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Florida — 5.5%
$150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	$155,623
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	220,294
500,000	Florida State Higher Educational Facilities Financial Authority, Nova Southeastern University Project, 5.000% due 4/1/33	540,020
	Orange County, FL, Health Facilities Authority Revenue:
150,000	4.000% due 8/1/19	156,556
750,000	5.000% due 8/1/40	778,927
875,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	920,264
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	324,096
55,000	5.000% due 5/15/25	63,775
150,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 4.000% due 12/1/18	156,369
200,000	Pompano Beach, FL, John Knox Project, Revenue Bonds, 4.000% due 9/1/19	210,500
500,000	Seminole Tribe, FL, Special Obligation Revenue, Series A, 5.250% due 10/1/27[2]	508,450
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[2]	349,466
500,000	5.000% due 3/1/30[2]	537,800
	Tallahassee, FL, Health Facilities Revenue, Tallahassee Memorial Healthcare Project, Series A:
460,000	5.000% due 12/1/41	486,202
300,000	5.000% due 12/1/55	314,154
1,000,000	Tampa, FL, Revenue Bonds, Refunding, University of Tampa Project,, 5.000% due 4/1/40	1,087,920
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	459,700
500,000	4.125% due 5/1/37	451,275

		7,721,391

	Georgia — 0.4%
500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds, 6.000% due 9/1/30	553,575

	Illinois — 16.2%
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A3, 1.490% due 3/1/36[5]	473,335
250,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, 7.000% due 12/1/44	237,507
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	393,750
500,000	Chicago, IL, General Obligation Unlimited, Refunding, Series A, 6.000% due 1/1/38[3]	500,340
250,000	Chicago, IL, Wastewater Transmission Revenue, (NPFG Insured), 5.500% due 1/1/20	274,070
500,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Series C, 5.000% due 1/1/22	552,365
	Chicago, IL, Waterworks Revenue, Revenue Bonds:
200,000	5.000% due 11/1/24	221,248
375,000	5.000% due 11/1/30	412,961
150,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, (AGMC Insured), 5.000% due 11/1/17	154,256

See Notes to Schedule of Portfolio Investments.

54

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$500,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding, 5.000% due 11/1/27	$559,790
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	527,535
500,000	Cook County, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 11/15/31	543,520
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	403,820
795,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series A, 5.000% due 5/1/25	908,971
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, 1.890% due 5/1/36[5]	150,221
255,000	Illinois State Finance Authority, Revenue Bonds, Refunding, 3.000% due 5/15/20	255,280
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	166,002
500,000	Illinois State Finance Authority, Revenue Bonds, Refunding, OSF Healthcare System, Series A, 5.000% due 11/15/45	535,565
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	329,262
1,000,000	4.125% due 11/15/37	976,730
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,040,830
1,000,000	4.125% due 8/15/37	976,940
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	524,055
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	538,845
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	238,130
500,000	5.000% due 7/1/47	458,430
1,000,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	1,040,150
1,000,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (AGMC Insured), 5.250% due 6/15/31	1,098,490
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	570,265
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	506,440
1,500,000	4.000% due 6/1/32	1,312,755
1,000,000	5.000% due 2/1/39	993,400
200,000	5.000% due 1/1/41	198,338
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, (AGMC Insured) 0.000% due 6/15/27[1]	320,245
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, (AGMC Insured MBIA) 0.000% due 12/15/29[1]	1,109,920
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	514,410
500,000	Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Series A, (NPFG Insured) 0.000% due 12/15/31[1]	248,385
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	521,915
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,003,770

See Notes to Schedule of Portfolio Investments.

55

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	$483,235
500,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	488,280

		22,763,756

	Indiana — 1.3%
500,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A, 5.000% due 6/1/32	503,850
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
95,000	5.750% due 11/15/28	101,529
120,000	6.500% due 11/15/33	131,762
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	323,556
350,000	5.000% due 4/1/28	368,092
355,000	Vigo County, IN, Hospital Authority, Revenue Bonds, Prerefunded 9/1/17 @ 100, 5.500% due 9/1/27[2]	364,489

		1,793,278

	Iowa — 0.3%
395,000	Tobacco Settlement Authority, IA, Revenue Bonds, Series C, 5.375% due 6/1/38	377,592

	Kansas — 0.2%
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	145,361
100,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	94,252

		239,613

	Kentucky — 1.2%
555,000	Ashland, KY, Medical Center Revenue, Refunding, Kings Daughters Medical Center Project, Series A, 5.000% due 2/1/30	597,835
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A:
100,000	5.000% due 7/1/17	101,388
100,000	6.000% due 7/1/53	111,692
110,000	Kentucky State, Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds, Series A, 5.375% due 8/15/24	115,735
150,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	165,977
500,000	Paducah, KY, Electric Plant Board Revenue, Refunding, Series A, (AGMC Insured), 5.000% due 10/1/32	563,220

		1,655,847

	Louisiana — 3.5%
4,100,000	East Baton Rouge Parish, LA, Pollution Control Revenue, Revenue Bonds, Refunding, ExxonMobil Corp. Project, 0.550% due 11/1/19[5]	4,100,000
900,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	830,142

		4,930,142

See Notes to Schedule of Portfolio Investments.

56

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Maryland — 0.9%
$750,000	Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/21	$807,038
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	473,620

		1,280,658

	Massachusetts — 0.4%
190,000	Massachusetts State, Development Finance Agency Revenue, Refunding, Umass Memorial Healthcare, Series I, 5.000% due 7/1/29	211,404
350,000	Massachusetts State, Development Finance Agency, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/43	369,474

		580,878

	Michigan — 3.1%
450,000	Detroit, MI, City School District, General Obligation Unlimited, Refunding, Series A, (AGMC Insured QSBLF), 5.250% due 5/1/32	517,068
280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	283,788
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	53,783
25,000	4.750% due 11/15/22	26,827
250,000	5.625% due 11/15/41	262,488
1,045,000	Michigan State Finance Authority, Detroit Water & Sewer Department, Revenue Bonds, Series C, (AGMC Insured), 5.000% due 7/1/35	1,151,987
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30[5]	193,648
	Michigan State Tobacco Settlement Finance Authority, Revenue Bonds, Series A:
1,000,000	6.000% due 6/1/34	963,940
1,015,000	6.000% due 6/1/48	931,313

		4,384,842

	Mississippi — 0.4%
500,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA, Inc. Project, Series G, 0.590% due 11/1/35[5]	500,000

	Missouri — 1.6%
500,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33[4]	514,165
500,000	Lees Summit, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.000% due 8/15/46	478,800
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	111,351
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	137,808
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	108,875
225,000	5.000% due 2/1/29	242,658
580,000	St. Louis, MO, Airport Revenue, (NPFG Insured), 5.500% due 7/1/28	694,741

		2,288,398

See Notes to Schedule of Portfolio Investments.

57

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Nevada — 0.3%
	Las Vegas, NV, Sales Tax Increment Revenue:
$140,000	2.750% due 6/15/21[2]	$134,673
385,000	3.500% due 6/15/25[2]	362,485

		497,158

	New Hampshire — 0.7%
1,000,000	New Hampshire State, Health & Education Facilities Authority Revenue, Dartmouth College, Revenue Bonds, Series B, 0.550% due 6/1/41[5]	1,000,000

	New Jersey — 5.0%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	278,085
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, 2.260% due 3/1/28[5]	461,890
250,000	New Jersey State Economic Development Authority, Revenue Bonds, Series A, 5.000% due 1/1/24	271,733
1,000,000	New Jersey State Educational Facilities Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/29	1,108,430
400,000	New Jersey State Educational Facilities Authority, Revenue Bonds, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/34	449,476
125,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 7/1/41	130,726
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/34	550,020
450,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Series A,, 5.000% due 7/1/29[3]	492,565
200,000	New Jersey State Health Care Facilities Financing Authority, University Hospital, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 7/1/30	221,088
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured) 0.000% due 12/15/35[1]	394,490
285,000	New Jersey State Turnpike Authority, Revenue Bonds, 1.210% due 1/1/18[5]	284,875
1,000,000	New Jersey State Turnpike Authority, Revenue Bonds, Series E, 1.340% due 1/1/24[5]	1,000,770
95,000	New Jersey State, Economic Development Authority, Revenue Bonds, 5.000% due 6/1/21	101,614
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	223,918
750,000	5.000% due 11/1/32	818,827
250,000	5.000% due 11/1/33	271,888

		7,060,395

	New York — 5.2%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C 0.000% due 1/1/55	333,225
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	491,920
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	509,750
1,100,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Subseries E-3 (SPA: JP Morgan Chase Bank N.A.), 0.630% due 2/1/45[5]	1,100,000
385,000	New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1-C, 0.630% due 11/1/22[5]	385,000
1,000,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	1,068,520

See Notes to Schedule of Portfolio Investments.

58

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$3,000,000	New York, NY, General Obligation Unlimited, Subseries L-5, (SPA: Bank of America), 0.630% due 4/1/35[5]	$3,000,000
310,000	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds, 6.000% due 12/1/42	348,750
100,000	Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, Revenue Bonds, Series A, 144A, 5.000% due 12/1/23[2]	100,694

		7,337,859

	North Carolina — 0.8%
500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	526,585
150,000	North Carolina State, Medical Care Commission, Health System Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/34[3]	169,335
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/31	501,870

		1,197,790

	Ohio — 5.6%
	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2:
500,000	5.875% due 6/1/47	456,875
1,205,000	6.500% due 6/1/47	1,179,418
25,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-3, 6.250% due 6/1/37	23,694
230,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 1/1/29	259,088
250,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series B, (AGMC Insured), 5.000% due 1/1/23	285,057
700,000	Hamilton County, OH, Healthcare Revenue, Refunding and Improvement, Life Enriching Communities Project, Revenue Bonds, Refunding, 5.000% due 1/1/51	696,570
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	840,787
	Muskingum County, OH, Hospital Facilities, Genesis Healthcare Systems Project, Revenue Bonds:
280,000	5.000% due 2/15/19	293,434
1,000,000	5.000% due 2/15/44	1,031,280
430,000	Ohio State, Air Quality Development Authority, Pollution Control, Revenue Bonds, Refunding, Series C, 5.625% due 6/1/18	404,677
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
690,000	5.000% due 12/1/19	733,353
300,000	5.750% due 12/1/32	326,502
500,000	6.000% due 12/1/42	546,375
800,000	Warren County, OH, Health Care Facilities, Otterbein Homes, Revenue Bonds, Series A, 5.000% due 7/1/32	879,360

		7,956,470

	Oklahoma — 0.5%
500,000	Comanche County, OK, Hospital Authority Revenue, Refunding, 5.000% due 7/1/27	516,555
110,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2,4]	126,226

		642,781

	Oregon — 0.2%
50,000	Oregon State, Facilities Authority, Revenue Bonds, Series C, 1.660% due 10/1/22[5]	49,997

See Notes to Schedule of Portfolio Investments.

59

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Oregon — (Continued)
$275,000	Yamhill County, OR, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/51	$261,808

		311,805

	Pennsylvania — 3.4%
400,000	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 6.000% due 6/1/36	399,916
620,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, Refunding, 5.000% due 1/1/32	668,509
450,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A,, 5.000% due 7/1/41	472,387
175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 12/1/26	200,174
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	117,464
100,000	5.000% due 12/1/46	104,080
	Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds, Prerefunded 7/1/20 @ 100:
1,080,000	5.800% due 7/1/30	1,234,483
650,000	6.000% due 7/1/43	747,292
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	598,301
245,000	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Temple University Health Systems, Revenue Bonds, Series B, 5.000% due 7/1/17	246,744

		4,789,350

	Puerto Rico — 7.9%
145,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds, Series A, (AGC Insured), 5.000% due 7/1/28	148,380
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,033
90,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (NPFG Insured) 0.000% due 7/1/18[1]	85,049
150,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/35	152,339
135,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Series A-4, (AGMC Insured), 5.250% due 7/1/30	137,913
1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, 5.250% due 7/1/42	1,136,295
1,150,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, (AGC Insured), 5.125% due 7/1/47	1,173,000
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,194
	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured):
610,000	3.625% due 7/1/23	602,930
50,000	3.650% due 7/1/24	49,359
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	50,580
100,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGC Insured), 4.250% due 7/1/27	100,386
125,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series V, (NPFG Insured), 5.250% due 7/1/35	129,185
265,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series VV, (NPFG Insured), 5.250% due 7/1/30	278,292
100,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series A, 7.000% due 7/1/33	64,986
160,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	160,058

See Notes to Schedule of Portfolio Investments.

60

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	$50,580
90,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series SS, (NPFG Insured), 5.000% due 7/1/24	91,044
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, 5.000% due 7/1/22	32,668
1,250,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series UU, (AGMC Insured), 1.189% due 7/1/29[5]	951,012
150,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series VV, (NPFG Insured), 5.250% due 7/1/29	157,977
335,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series XX, 5.250% due 7/1/40	217,556
1,000,000	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series K, 5.000% due 7/1/30	282,500
500,000	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series M, 5.000% due 7/1/37	141,250
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A:
250,000	5.000% due 7/1/18	256,912
750,000	6.000% due 7/1/33	760,380
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	244,095
435,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	367,149
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	513,775
1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, (AMBAC Insured) 0.000% due 8/1/47[1]	153,040
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, (NPFG Insured):
400,000	0.000% due 8/1/45[1]	77,120
1,300,000	0.000% due 8/1/44[1]	266,253
1,475,000	0.000% due 8/1/41[1]	368,676
2,000,000	0.000% due 8/1/43[1]	435,060
4,500,000	0.000% due 8/1/46[1]	816,570
	University of Puerto Rico, Revenue Bonds, Refunding, Series P:
365,000	5.000% due 6/1/19[4]	182,763
80,000	5.000% due 6/1/17[4]	76,355
50,000	5.000% due 6/1/20[4]	24,172
65,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	65,062
	University of Puerto Rico, Revenue Bonds, Series Q:
75,000	5.000% due 6/1/25[4]	34,149
210,000	5.000% due 6/1/30[4]	94,763
30,000	5.000% due 6/1/36[4]	13,523
145,000	5.000% due 6/1/19[4]	72,604

		11,075,987

	Rhode Island — 1.5%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	915,048
750,000	5.000% due 9/1/36	749,970
400,000	Rhode Island State, Commerce Corp., Airports Revenue, Revenue Bonds, Series D, 5.000% due 7/1/28	453,436

		2,118,454

See Notes to Schedule of Portfolio Investments.

61

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	South Carolina — 2.2%
$1,786,324	Connector 2000 Association, Inc., Revenue Bonds, Series A-1 0.000% due 1/1/42[1]	$267,841
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1 0.000% due 1/1/32[1]	147,470
600,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA/FNMA/FHLMC/FHA Insured), 4.000% due 7/1/36	637,806
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	406,175
1,090,000	5.000% due 10/1/41[2]	1,040,154
600,000	5.625% due 5/1/42	570,420

		3,069,866

	Texas — 7.1%
250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds, 5.250% due 7/1/32	260,770
360,000	Fort Bend County, TX, Industrial Development Corp., NGR Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	365,332
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, 5.000% due 7/1/32[4]	251,995
1,010,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,038,118
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	151,986
500,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds, 5.250% due 7/1/28[4]	508,880
250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	257,073
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	530,220
600,000	5.000% due 4/1/30	635,838
1,200,000	New Hope Cultural Education Facilities Finance Corp., TX, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/36[2]	1,146,084
	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding:
400,000	5.000% due 11/1/22	445,292
200,000	5.000% due 11/15/36	195,078
200,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.500% due 11/15/46	182,446
880,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/48	908,688
1,375,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding, 5.000% due 5/15/45	1,326,490
285,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/45	286,590
615,000	Texas State, Public Finance Authority, Revenue Bonds, (BAM Insured), 4.000% due 5/1/33	614,969
1,000,000	Texas State, Turnpike Authority Central, Turnpike System Revenue, Revenue Bonds, Unrefunded, (AMBAC Insured) 0.000% due 8/15/28[1]	663,190

See Notes to Schedule of Portfolio Investments.

62

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$200,000	Tyler, TX, Health Facilities Development Corp., Refunding and Improvement East Texas Medical Center, Revenue Bonds, 5.250% due 11/1/27	$200,384

		9,969,423

	Virginia — 0.3%
487,000	Peninsula Town Center, VA, Community Development Authority, Revenue Bonds, 6.350% due 9/1/28	490,010

	Washington — 2.0%
100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A, 5.000% due 12/1/19	107,086
750,000	Washington State, Health Care Facilities Authority, Central Washington Health Services Association, 5.000% due 7/1/39	784,560
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,028,100
375,000	Washington State, Health Care Facilities Authority, Series B-1, 1.660% due 1/1/35[5]	373,271
500,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/45[2]	496,545

		2,789,562

	West Virginia — 0.2%
340,000	Pleasants County, WV, Pollution Control, Revenue Bonds, Refunding, Series F, 5.250% due 10/15/37	324,690

	Wisconsin — 2.6%
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,010,580
100,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24	103,456
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,169,328
2,350,000	Public Finance Authority, WI, Tax Allocation, Increment Finance Grant Revenue 0.000% due 9/1/28[1]	1,377,218

		3,660,582

	TOTAL MUNICIPAL BONDS (Cost $140,027,634)	135,170,197

TOTAL INVESTMENTS (Cost $140,027,634)[6]	95.9%	$135,170,197

OTHER ASSETS IN EXCESS OF LIABILITIES	4.1	5,740,841

NET ASSETS	100.0%	$140,911,038

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers.
[3]	When-issued security.
[4]	Illiquid security.
[5]	Floating Rate Bond. Rate shown is as of January 31, 2017.
[6]	Aggregate cost for federal tax purposes was $140,027,634.

Abbreviations:

AGC — Assurance Guaranty Corporation

AGMC — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual

See Notes to Schedule of Portfolio Investments.

63

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MBIA — Municipal Bond Investors Assurance

NPFG — National Public Finance Guarantee Corporation

QSBLF — Michigan Qualified School Bond Loan Fund

SPA — Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

64

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — 99.9%
	Air Freight & Logistics — 0.1%
127	CH Robinson Worldwide, Inc.	$9,660

	Airlines — 1.9%
2,785	Southwest Airlines Co.	145,683

	Auto Components — 0.5%
1,954	Gentex Corp.	40,819

	Automobiles — 0.5%
746	Harley-Davidson, Inc.	42,552

	Banks — 7.5%
4,491	Citizens Financial Group, Inc.	162,440
1,540	Comerica, Inc.	103,996
455	Cullen/Frost Bankers, Inc.	40,677
449	JPMorgan Chase & Co.	37,999
1,152	PNC Financial Services Group, Inc. (The)	138,770
2,407	Zions BanCorp	101,551

		585,433

	Beverages — 1.0%
791	PepsiCo, Inc.	82,090

	Biotechnology — 2.9%
266	Amgen, Inc.	41,677
435	Biogen, Inc.[2]	120,599
544	Celgene Corp.[2]	63,186

		225,462

	Building Products — 2.0%
704	Fortune Brands Home & Security, Inc.	38,811
2,132	Owens Corning	117,793

		156,604

	Capital Markets — 4.8%
3,168	Bank of New York Mellon Corp. (The)	141,705
887	CME Group, Inc.	107,398
522	State Street Corp.	39,776
1,856	TD Ameritrade Holding Corp.	85,654

		374,533

	Chemicals — 1.1%
977	Celanese Corp. — Class A	82,459

	Commercial Services & Supplies — 1.1%
1,127	Avery Dennison Corp.	82,294

	Communications Equipment — 2.7%
4,165	Cisco Systems, Inc.	127,949
598	F5 Networks, Inc.[2]	80,150

		208,099

	Electric Utilities — 0.5%
1,159	Exelon Corp.	41,585

	Energy Equipment & Services — 3.0%
2,529	Halliburton Co.	143,065
2,322	National Oilwell Varco, Inc.	87,795

		230,860

See Notes to Schedule of Portfolio Investments.

65

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)
	Equity Real Estate Investment Trusts — 2.4%
3,095	Brixmor Property Group, Inc.	$74,682
2,984	Liberty Property Trust	114,556

		189,238

	Food & Staples Retailing — 1.3%
1,550	Wal-Mart Stores, Inc.	103,447

	Food Products — 4.4%
1,204	Archer-Daniels-Midland Co.	53,289
377	General Mills, Inc.	23,555
2,001	Hain Celestial Group, Inc.[2]	79,160
1,028	Hormel Foods Corp.	37,316
1,154	Ingredion, Inc.	147,931

		341,251

	Health Care Providers & Services — 6.0%
918	Aetna, Inc.	108,884
788	Anthem, Inc.	121,462
1,578	Cardinal Health, Inc.	118,287
1,489	HCA Holdings, Inc.[2]	119,537

		468,170

	Hotels, Restaurants & Leisure — 1.4%
1,412	Wyndham Worldwide Corp.	111,633

	Household Durables — 0.4%
605	Newell Brands, Inc.	28,635

	Household Products — 2.3%
622	Kimberly-Clark Corp.	75,343
1,221	Procter & Gamble Co. (The)	106,959

		182,302

	Independent Power Producers & Energy Traders — 1.0%
7,131	AES Corp.	81,579

	Industrial Conglomerates — 1.4%
714	Carlisle Cos., Inc.	77,905
279	Honeywell International, Inc.	33,011

		110,916

	Insurance — 4.1%
2,376	First American Financial Corp.	89,290
691	Marsh & McLennan Cos., Inc.	47,002
2,014	Principal Financial Group, Inc.	114,979
593	Travelers Cos., Inc. (The)	69,844

		321,115

	IT Services — 4.1%
946	Accenture PLC — Class A	107,721
1,422	Cognizant Technology Solutions Corp. — Class A2	74,783
2,102	Conduent, Inc.[2]	31,446
2,667	PayPal Holdings, Inc.[2]	106,093

		320,043

	Life Sciences Tools & Services — 3.7%
870	Quintiles IMS Holdings, Inc.[2]	68,286
684	Thermo Fisher Scientific, Inc.	104,235
804	Waters Corp.[2]	113,887

		286,408

See Notes to Schedule of Portfolio Investments.

66

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)
	Machinery — 4.8%
830	Cummins, Inc.	$122,018
1,570	Ingersoll-Rand PLC	124,579
590	Oshkosh Corp.	41,082
718	Stanley Black & Decker, Inc.	89,032

		376,711

	Media — 2.3%
614	Scripps Networks Interactive, Inc. — Class A	46,762
1,360	Time Warner, Inc.	131,716

		178,478

	Multi-line Retail — 0.4%
1,123	Macy’s, Inc.	33,173

	Multi-Utilities — 1.5%
2,209	Ameren Corp.	116,304

	Oil, Gas & Consumable Fuels — 3.4%
4,706	Marathon Oil Corp.	78,825
2,211	Marathon Petroleum Corp.	106,239
1,235	Valero Energy Corp.	81,214

		266,278

	Paper & Forest Products — 1.5%
2,054	International Paper Co.	116,256

	Pharmaceuticals — 2.7%
830	Johnson & Johnson	93,998
1,870	Merck & Co., Inc.	115,921

		209,919

	Professional Services — 1.3%
1,029	Manpowergroup, Inc.	98,228

	Real Estate Management & Development — 0.3%
791	CBRE Group, Inc. — Class A2	24,015

	Semiconductors & Semiconductor Equipment — 2.7%
203	Marvell Technology Group, Ltd.	3,019
1,931	NVIDIA Corp.	210,826

		213,845

	Software — 6.9%
3,542	CA, Inc.	110,758
1,535	Citrix Systems, Inc.[2]	139,977
2,207	Oracle Corp.	88,523
2,261	VMware, Inc. — Class A2	197,928

		537,186

	Specialty Retail — 5.0%
3,077	Dick’s Sporting Goods, Inc.	158,773
1,533	Foot Locker, Inc.	105,072
652	Lowe’s Cos., Inc.	47,648
1,220	Ross Stores, Inc.	80,654

		392,147

	Technology Hardware, Storage & Peripherals — 5.0%
657	Apple, Inc.	79,727
3,881	Hewlett Packard Enterprise Co.	88,021
2,587	HP, Inc.	38,934
3,770	Teradata Corp.[2]	110,687

See Notes to Schedule of Portfolio Investments.

67

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)
	Technology Hardware, Storage & Peripherals — (Continued)
10,509	Xerox Corp.	$72,828

		390,197

	TOTAL COMMON STOCKS (Cost $6,873,269)	7,805,607

TOTAL INVESTMENTS (Cost $6,873,269)[3]	99.9%	$7,805,607

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	4,752

NET ASSETS	100.0%	$7,810,359

[1]	Percentages indicated are based on net assets.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $6,879,273.

See Notes to Schedule of Portfolio Investments.

68

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%
	Airlines — 2.5%
1,879	Alaska Air Group, Inc.	$176,288

	Auto Components — 1.6%
795	Lear Corp.	112,962

	Banks — 7.3%
1,374	Comerica, Inc.	92,786
6,587	Fifth Third Bancorp	171,921
970	JPMorgan Chase & Co.	82,091
1,443	PNC Financial Services Group, Inc. (The)	173,824

		520,622

	Beverages — 2.8%
1,143	Dr Pepper Snapple Group, Inc.	104,241
994	Molson Coors Brewing Co. — Class B	95,941

		200,182

	Biotechnology — 2.5%
658	Biogen, Inc.[1]	182,424

	Capital Markets — 4.6%
1,956	MSCI, Inc.	161,859
3,636	TD Ameritrade Holding Corp.	167,801

		329,660

	Chemicals — 0.9%
441	Air Products & Chemicals, Inc.	61,634

	Commercial Services & Supplies — 2.6%
2,520	Avery Dennison Corp.	184,010

	Communications Equipment — 3.0%
5,623	Cisco Systems, Inc.	172,739
310	F5 Networks, Inc.[1]	41,549

		214,288

	Energy Equipment & Services — 0.5%
432	Schlumberger, Ltd.	36,163

	Equity Real Estate Investment Trusts — 4.1%
3,171	Liberty Property Trust	121,735
1,212	Mid-America Apartment Communities, Inc.	115,079
1,764	Tanger Factory Outlet Centers, Inc.	60,311

		297,125

	Food & Staples Retailing — 2.3%
1,110	CVS Health Corp.	87,479
670	SYSCO Corp.	35,148
593	Wal-Mart Stores, Inc.	39,577

		162,204

	Food Products — 3.0%
2,441	Hormel Foods Corp.	88,608
651	Ingredion, Inc.	83,452
650	Tyson Foods, Inc. — Class A	40,814

		212,874

	Gas Utilities — 1.0%
1,545	UGI Corp.	71,642

	Health Care Providers & Services — 6.7%
1,436	Aetna, Inc.	170,324
649	Anthem, Inc.	100,037
2,389	Express Scripts Holding Co.[1]	164,554
314	McKesson Corp.	43,693

		478,608

See Notes to Schedule of Portfolio Investments.

69

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 1.9%
427	Marriott International, Inc. — Class A	$36,124
1,299	Wyndham Worldwide Corp.	102,699

		138,823

	Household Durables — 0.5%
212	Snap-on, Inc.	38,484

	Household Products — 1.4%
1,136	Procter & Gamble Co. (The)	99,514

	Independent Power Producers & Energy Traders — 0.9%
5,610	AES Corp.	64,178

	Industrial Conglomerates — 0.8%
515	Honeywell International, Inc.	60,935

	Insurance — 3.7%
599	Principal Financial Group, Inc.	34,197
780	Travelers Cos., Inc. (The)	91,869
3,031	Unum Group	137,698

		263,764

	Internet Software & Services — 3.0%
6,835	eBay, Inc.[1]	217,558

	IT Services — 2.6%
2,150	Amdocs, Ltd.	126,226
557	Mastercard, Inc. — Class A	59,226

		185,452

	Life Sciences Tools & Services — 2.6%
1	QIAGEN N.V.[1]	26
1,230	Thermo Fisher Scientific, Inc.	187,440

		187,466

	Machinery — 6.2%
1,381	Cummins, Inc.	203,021
2,275	Ingersoll-Rand PLC	180,521
499	Stanley Black & Decker, Inc.	61,876

		445,418

	Media — 2.4%
1,528	Omnicom Group, Inc.	130,873
367	Walt Disney Co. (The)	40,609

		171,482

	Multi-Utilities — 1.1%
1,924	CMS Energy Corp.	81,962

	Oil, Gas & Consumable Fuels — 5.7%
958	Phillips 66	78,192
1,695	Tesoro Corp.	137,041
2,970	Valero Energy Corp.	195,307

		410,540

	Pharmaceuticals — 3.8%
2,930	Merck & Co., Inc.	181,631
2,909	Pfizer, Inc.	92,302

		273,933

	Professional Services — 0.8%
614	Manpowergroup, Inc.	58,612

See Notes to Schedule of Portfolio Investments.

70

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — 0.6%
532	Texas Instruments, Inc.	$40,187

	Software — 5.2%
4,682	CA, Inc.	146,406
2,195	Oracle Corp.	88,042
2,244	Synopsys, Inc.[1]	141,125

		375,573

	Specialty Retail — 5.1%
2,467	Foot Locker, Inc.	169,088
820	Lowe’s Cos., Inc.	59,926
1,020	Ross Stores, Inc.	67,432
229	Sherwin-Williams Co. (The)	69,572

		366,018

	Technology Hardware, Storage & Peripherals — 5.7%
1,525	Apple, Inc.	185,059
3,243	Hewlett Packard Enterprise Co.	73,551
5,041	Teradata Corp.[1]	148,004

		406,614

	Textiles, Apparel & Luxury Goods — 0.4%
328	PVH Corp.	30,770

	TOTAL COMMON STOCKS (Cost $6,459,800)	7,157,969

TOTAL INVESTMENTS (Cost $6,459,800)[2]	99.8%	$7,157,969

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	16,128

NET ASSETS	100.0%	$7,174,097

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $6,469,567.

See Notes to Schedule of Portfolio Investments.

71

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — 4.4%
	Financial — 1.5%
$100,000	Bank of America Corp., 5.490% due 3/15/19	$106,032
300,000	Goldman Sachs Group, Inc., 7.500% due 2/15/19	331,732

		437,764

	Oil & Gas — 2.0%
200,000	Apache Corp., 6.900% due 9/15/18	215,727
300,000	Valero Energy Corp., 9.375% due 3/15/19	344,530

		560,257

	Retailers — 0.9%
250,000	Best Buy Co., Inc., 5.000% due 8/1/18	261,087

	TOTAL CORPORATE NOTES (Cost $1,265,153)	1,259,108

MUNICIPAL BONDS* — 89.4%
	Alabama — 2.7%
250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	279,912
250,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46[1]	267,705
215,000	Madison, AL, General Obligation Unlimited, Prerefunded 2/1/19 @ 100, 5.125% due 2/1/36	231,826

		779,443

	Alaska — 4.2%
300,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	333,750
500,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	555,955
310,000	North Slope Boro, AK, General Obligation Unlimited, Unrefunded, Series A, (NPFG Insured), 5.000% due 6/30/17	315,444

		1,205,149

	Colorado — 3.2%
250,000	Trinidad, CO, School District No. 1, General Obligation Unlimited, Refunding, (State Aid Withholding), 4.000% due 12/1/18	262,215
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	162,940
480,000	Western State, CO, University Auxiliary Facilities Revenue, Revenue Bonds, Refunding, (State Aid Intercept), 2.000% due 5/15/17	481,445

		906,600

	Delaware — 0.8%
205,000	Delaware State, Transportation Authority, Grant Anticipation Bonds, Revenue Bonds, 5.000% due 3/1/19	220,908

	District Of Columbia — 1.4%
150,000	District of Columbia, Revenue Bonds, 5.000% due 12/1/17	154,935
250,000	District of Columbia, Revenue Bonds, Series A, (AMBAC Insured), 5.000% due 4/1/17	251,728

		406,663

See Notes to Schedule of Portfolio Investments.

72

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Florida — 3.8%
$325,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/19	$351,540
340,000	Cocoa, FL, Water & Sewer Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.250% due 10/1/17	349,330
350,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/19	380,621

		1,081,491

	Georgia — 0.8%
225,000	Georgia State, Road & Tollway Authority, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 6/1/18	236,862

	Illinois — 9.2%
150,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B, 5.000% due 1/1/21	167,951
200,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Series B, 5.000% due 1/1/18	206,906
400,000	Illinois State Finance Authority, Revenue Bonds, 5.000% due 1/1/20	440,888
300,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Series 3B, 0.700% due 11/1/38[1]	299,727
200,000	Illinois State Finance Authority, Revenue Bonds, Series A, Prerefunded 11/1/18 @ 100, 7.250% due 11/1/38	220,712
500,000	Illinois State Finance Authority, Revenue Bonds, University of Chicago Medical Center, Series B, (LOC: Wells Fargo Bank N.A.), 0.580% due 8/1/44[1]	500,000
300,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/19	321,267
250,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, (AGMC Insured), 5.000% due 6/1/18	262,342
200,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series B, (NPFG Insured), 5.500% due 6/1/18	211,640

		2,631,433

	Kansas — 1.6%
425,000	Kansas State, Development Finance Authority, Revenue Bonds, Kansas Projects, Series A, 4.000% due 5/1/18	440,436

	Kentucky — 2.1%
300,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	332,151
250,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/19	270,663

		602,814

	Louisiana — 1.0%
250,000	Louisiana State, University & Agricultural and Mechanical College, Auxiliary, Revenue Bonds, Refunding, 5.000% due 7/1/19	269,820

	Maryland — 0.5%
125,000	Baltimore, MD, Water Utility Project Revenue, Revenue Bonds, Series A, 5.000% due 7/1/19[2]	135,836

	Michigan — 7.7%
	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured):
125,000	4.000% due 5/1/19	131,954
140,000	4.000% due 5/1/20	150,060

See Notes to Schedule of Portfolio Investments.

73

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Michigan — (Continued)
$150,000	Detroit, MI, City School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/17	$151,463
235,000	Harper Creek, MI, Community School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 4.000% due 5/1/19	248,430
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	287,591
300,000	Michigan State Building Authority Revenue, Revenue Bonds, Refunding, Series I, 5.000% due 10/15/18	319,428
400,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/19	434,312
250,000	Pinconning, MI, Area Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 3.000% due 5/1/19	258,078
200,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/21	222,342

		2,203,658

	Minnesota — 1.5%
400,000	Rochester, MN, Health Care Facilities Revenue, Revenue Bonds, Series A, 4.000% due 11/15/30[1]	419,140

	Mississippi — 0.8%
210,000	Mississippi State, Development Bank, Special Obligation, Revenue Bonds, Series C, Prerefunded 8/1/20 @ 100, 5.000% due 8/1/21	235,414

	New Jersey — 2.3%
350,000	Camden County, NJ, Improvement Authority, Revenue Bonds, (County Guaranteed), 4.000% due 1/15/20	372,736
245,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Prerefunded 7/1/19 @ 100, 5.500% due 7/1/29	268,968

		641,704

	New York — 3.9%
200,000	New York State, Dormitory Authority, State Personal Income Tax Revenue, Refunding, Series A, 5.000% due 12/15/19	220,954
400,000	Syracuse, NY, Industrial Development Agency, Revenue Bonds, Series A-1, (LOC: J.P. Morgan Chase), 0.590% due 7/1/37[1]	400,000
500,000	West Seneca, NY, General Obligation, Tax Anticipation Notes, 2.000% due 7/27/17	502,570

		1,123,524

	North Carolina — 3.0%
100,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 4.000% due 6/1/18	103,606
100,000	Durham County, NC, Certificate Participation, Series A, 4.000% due 6/1/18	103,938
350,000	North Carolina State, Grant Anticipation Revenue, Revenue Bonds, 5.000% due 3/1/19	376,334
250,000	Pitt County, NC, Limited Obligation, Revenue Bonds, Refunding, 5.000% due 4/1/18	261,567

		845,445

	Ohio — 5.0%
350,000	Greene County, OH, General Obligation, Tax Anticipation Notes, 2.000% due 6/16/17	351,452
300,000	Mentor, OH, General Obligation Limited. Notes, 2.000% due 4/28/17	300,522

See Notes to Schedule of Portfolio Investments.

74

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$500,000	Montgomery County, OH, Hospital Revenue, Revenue Bonds, Refunding, Series C, (LOC: Barclays Bank PLC), 0.610% due 11/15/39[1]	$500,000
255,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, 4.000% due 12/1/19	273,029

		1,425,003

	Pennsylvania — 13.2%
400,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	437,200
235,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A, 5.000% due 5/15/19	254,545
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20[2]	423,852
400,000	Delaware Valley, PA, Regional Finance Authority, Revenue Bonds, 5.750% due 7/1/17	407,928
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	335,079
210,000	Lycoming County, PA, Authority, Revenue Bonds, Prerefunded, 4/1/18 @ 100, (AGC Insured), 5.500% due 10/1/32	221,006
200,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	224,994
190,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	210,723
200,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	222,394
100,000	Pennsylvania State, Higher Educational Facilities Authority Revenue Bonds, Thomas Jafferson University, 5.000% due 3/1/18	104,052
250,000	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 4.000% due 9/1/19	265,750
300,000	Red Lion, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 4.000% due 4/15/20	322,278
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	331,920

		3,761,721

	Texas — 12.2%
460,000	Alvin, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 0.950% due 2/15/39[1]	456,403
305,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Brown Fellowship Leadership Academy, Series A, (PSF Guaranteed), 2.000% due 8/15/17	306,720
250,000	Dallas, TX, General Obligation Limited, Refunding, 5.000% due 2/15/19	266,775
200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43[1]	202,074
300,000	Dickinson, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 1.050% due 8/1/37[1]	299,961
150,000	Eagle Pass, TX, General Obligation Limited, Refunding, 2.000% due 3/1/17	150,131
200,000	Fort Bend, TX, Independent School District, General Obligation Unlimited, Series A, (PSF Guaranteed), 0.900% due 8/1/40[1]	198,898
300,000	Grapevine-Colleyville, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.500% due 8/1/36[1]	302,109

See Notes to Schedule of Portfolio Investments.

75

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$350,000	Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Revenue Bonds, Refunding, Subseries B-1, (LOC: J.P. Morgan Chase), 0.610% due 9/1/31[1]	$350,000
100,000	Lower Colorado River, TX, Authority Transmission Contract Revenue, Refunding, 5.000% due 5/15/17	101,192
250,000	Lower Colorado River, TX, Authority Transmission Contract Revenue, Refunding, Series A, 5.000% due 5/15/17	252,980
250,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40[1]	242,612
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	220,374
140,000	Venus, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 2.000% due 8/15/18	141,946

		3,492,175

	Washington — 3.6%
325,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, 4.000% due 7/1/17	329,124
315,000	Seattle, WA, Municipal Light & Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/19	342,481
350,000	Washington, Federal Highway Grant Anticipation Revenue, Series F, 5.000% due 9/1/17	358,361

		1,029,966

	Wisconsin — 4.9%
285,000	Oshkosh, WI, Water Revenue, Revenue Bonds, Series F, 2.000% due 1/1/19	288,599
275,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Refunding, Series B, 5.000% due 8/15/18	290,953
485,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series 2013B-1, 1.375% due 11/15/38[1]	479,806
300,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A, Prerefunded 9/15/19 @ 100, 7.625% due 9/15/39	348,003

		1,407,361

	TOTAL MUNICIPAL BONDS (Cost $25,660,512)	25,502,566

Shares

REGISTERED INVESTMENT COMPANIES* — 4.1%
450	BlackRock Defined Opportunity Credit Trust	6,250
14,950	BlackRock Municipal 2020 Term Trust	234,566
3,232	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	325,947
7,700	Vanguard Short-Term Corporate Bond ETF	613,074

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,172,059)	1,179,837

PREFERRED STOCK — 0.9%
	Banking — 0.9%
10,000	Wells Fargo & Co., 8.000%	266,100

	TOTAL PREFERRED STOCKS (Cost $265,200)	266,100

See Notes to Schedule of Portfolio Investments.

76

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENTS* — 2.1%
$602,432	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $602,433, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $685,000, coupon rate of 2.500%, due 2/15/45, market value of $616,458)	$602,432

	TOTAL REPURCHASE AGREEMENTS (Cost $602,432)	602,432

TOTAL INVESTMENTS (Cost $28,965,356)[3]	100.9%	$28,810,043

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(264,753)

NET ASSETS	100.0%	$28,545,290

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of January 31, 2017.
[2]	When-issued security.
[3]	Aggregate cost for federal tax purposes was $28,965,473.

Abbreviations:

AGC — Assurance Guaranty Corporation

AGMC — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

LOC — Letter of Credit

NPFG — National Public Finance Guarantee Corporation

PSF — Permanent School Fund

QSBLF — Michigan Qualified School Bond Loan Fund

See Notes to Schedule of Portfolio Investments.

77

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 1.6%
22,100	SPDR S&P 500 ETF Trust	$5,028,413
30,000	Vanguard S&P 500 ETF	6,269,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	11,297,513

U.S. TREASURY BILLS — 17.8%
$130,000,000	U.S. Treasury Bills 0.000% due 2/2/17	129,998,635

	TOTAL U.S. TREASURY BILLS (Cost $129,998,635)	129,998,635

PURCHASED OPTIONS — 75.3%
	CALLS — 48.0%
2,750	S&P 500 Index with Goldman Sachs, Exercise Price $1,000, Expires 03/17/2017	350,198,750

		350,198,750

	PUTS — 27.3%
2,750	S&P 500 Index with Goldman Sachs, Exercise Price $3,000, Expires 03/17/2017	199,031,250

		199,031,250

	TOTAL PURCHASED OPTIONS (Cost $548,363,000)	549,230,000

Face Amount

REPURCHASE AGREEMENT* — 4.1%
$30,228,738	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $30,228,746, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $34,160,000, coupon rate of 2.500%-3.000%, due 2/15/45-11/15/45, market value of $30,836,020)	30,228,738

	TOTAL REPURCHASE AGREEMENT (Cost $30,228,738)	30,228,738

TOTAL INVESTMENTS (Cost $715,020,982)[1]	98.8%	$720,754,886

OTHER ASSETS IN EXCESS OF LIABILITIES	1.2	8,873,166

NET ASSETS[2]	100.0%	$729,628,052

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $715,020,982.
[2]	Cash in the amount of $22,475,062 is held as collateral to secure the open written put options contracts.

See Notes to Schedule of Portfolio Investments.

78

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Name of Issuer, Title of Issue and Counterparty	Number of Contracts	Value
WRITTEN OPTIONS
CALLS:
S&P 500 Index expires March 2017 exercise price $3,000 Goldman Sachs	2,750	$(34,375)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(24,750))		$(34,375)

PUTS:
S&P 500 Index expires February 2017 exercise price $2,200 Goldman Sachs	2,691	(1,170,585)
S&P 500 Index expires March 2017 exercise price $1,000 Goldman Sachs	2,750	(34,375)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(1,797,797))		$(1,204,960)

TOTAL WRITTEN OPTIONS (Premiums Received $(1,822,547))		$(1,239,335)

See Notes to Schedule of Portfolio Investments.

79

THE GLENMEDE FUND, INC.

International Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.2%
	Air Freight & Logistics — 0.7%
4,439	Deutsche Post AG, Sponsored ADR	$148,618

	Auto Components — 3.3%
10,917	Cie Generale des Etablissements Michelin, Unsponsored ADR	234,497
6,522	Continental AG, Sponsored ADR	255,923
6,352	Valeo SA, Sponsored ADR	193,673

		684,093

	Automobiles — 3.7%
3,849	Daimler AG, Sponsored ADR	288,675
5,945	Honda Motor Co., Ltd., Sponsored ADR	176,685
2,662	Toyota Motor Corp., Sponsored ADR	308,127

		773,487

	Banks — 12.5%
7,203	BNP Paribas SA, ADR	230,496
3,642	BOC Hong Kong Holdings, Ltd., Sponsored ADR	290,668
5,508	DBS Group Holdings, Ltd., Sponsored ADR	297,707
979	DNB ASA, Sponsored ADR	163,934
14,730	ING Groep N.V., Sponsored ADR	211,817
70,889	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	452,981
25,066	Nordea Bank AB, Sponsored ADR	303,299
50,619	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	395,841
8,882	United Overseas Bank, Ltd., Sponsored ADR	265,305

		2,612,048

	Beverages — 1.1%
2,109	Diageo Plc — Sponsored ADR	236,271

	Biotechnology — 1.0%
1,217	Shire PLC, ADR	204,225

	Capital Markets — 1.5%
50,844	Daiwa Securities Group, Inc., Sponsored ADR	322,351

	Chemicals — 3.0%
3,325	BASF SE, Sponsored ADR	321,129
13,894	Shin-Etsu Chemical Co., Ltd., Unsponsored ADR	298,582

		619,711

	Construction & Engineering — 1.4%
16,867	Vinci SA, Unsponsored ADR	295,004

	Containers & Packaging — 1.1%
5,328	Amcor, Ltd., Sponsored ADR	230,489

	Diversified Telecommunication Services — 5.2%
7,831	BT Group PLC, Sponsored ADR	151,608
5,009	Nippon Telegraph & Telephone Corp., ADR	221,248
16,535	Orange SA, Sponsored ADR	257,119
23,576	Telefonica SA, Sponsored ADR	227,273
27,443	Telia Co. AB, Unsponsored ADR	221,739

		1,078,987

	Electric Utilities — 2.1%
24,093	CLP Holdings, Ltd., Sponsored ADR	234,425
7,919	Iberdrola SA, Sponsored ADR	200,509

		434,934

	Electrical Equipment — 1.9%
17,059	ABB, Ltd., Sponsored ADR[1]	406,345

See Notes to Schedule of Portfolio Investments.

80

THE GLENMEDE FUND, INC.

International Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.4%
5,215	Kyocera Corp., Sponsored ADR	$285,261

	Food & Staples Retailing — 1.9%
6,475	J Sainsbury PLC, Sponsored ADR	86,053
10,194	Koninklijke Ahold Delhaize N.V., Sponsored ADR	216,775
5,160	Seven & I Holdings Co., Ltd., Unsponsored ADR	102,013

		404,841

	Food Products — 2.2%
11,939	Danone SA, Sponsored ADR	149,834
3,250	Tate & Lyle PLC, Sponsored ADR	111,410
7,374	Wilmar International, Ltd., Unsponsored ADR	202,048

		463,292

	Health Care Providers & Services — 1.5%
19,452	Sonic Healthcare, Ltd., Unsponsored ADR	307,633

	Hotels, Restaurants & Leisure — 2.8%
17,017	Compass Group PLC, Sponsored ADR	308,008
5,984	InterContinental Hotels Group PLC, ADR	277,837

		585,845

	Industrial Conglomerates — 3.2%
3,092	Siemens AG, Sponsored ADR	401,867
13,298	Smiths Group PLC, Sponsored ADR	254,657

		656,524

	Insurance — 7.3%
9,329	AIA Group, Ltd., Sponsored ADR	231,499
13,419	Allianz SE, ADR	227,653
10,060	AXA SA, Sponsored ADR	247,778
10,030	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Unsponsored ADR	188,183
4,386	Prudential PLC, ADR	170,133
8,942	Swiss Re AG, Sponsored ADR	209,064
8,932	Zurich Insurance Group AG, ADR	255,723

		1,530,033

	IT Services — 1.7%
21,230	Capgemini SA, Unsponsored ADR	344,775

	Machinery — 1.6%
10,091	Atlas Copco AB, Sponsored ADR	324,325

	Media — 3.9%
12,703	Publicis Groupe SA, ADR	218,110
11,016	RELX PLC, Sponsored ADR	200,601
2,876	Sky PLC, Sponsored ADR	145,540
2,123	WPP PLC, Sponsored ADR	246,778

		811,029

	Metals & Mining — 1.4%
17,997	Newcrest Mining, Ltd., Sponsored ADR	300,100

	Oil, Gas & Consumable Fuels — 3.0%
18,806	Inpex Corp., Unsponsored ADR	184,863
12,167	Repsol SA, Sponsored ADR	180,802
5,263	Total SA, Sponsored ADR	266,097

		631,762

	Paper & Forest Products — 1.0%
9,130	UPM-Kymmene OYJ, Sponsored ADR	207,160

See Notes to Schedule of Portfolio Investments.

81

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International Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Personal Products — 3.9%
5,408	L’Oreal SA, Unsponsored ADR	$196,824
4,971	Unilever N.V.	202,071
9,908	Unilever PLC, Sponsored ADR	407,318

		806,213

	Pharmaceuticals — 7.3%
24,404	Astellas Pharma, Inc., Unsponsored ADR	325,549
2,320	Bayer AG, Sponsored ADR	258,251
4,729	Novartis AG, Sponsored ADR	349,568
14,213	Roche Holding AG, Sponsored ADR	425,822
4,622	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	154,513

		1,513,703

	Professional Services — 1.6%
11,314	Experian PLC, Sponsored ADR	219,039
6,993	RELX N.V., Sponsored ADR	117,762

		336,801

	Real Estate Management & Development — 1.7%
13,101	Daiwa House Industry Co., Ltd., Unsponsored ADR	352,548

	Road & Rail — 0.6%
1,886	West Japan Railway Co., Unsponsored ADR	123,118

	Software — 1.2%
2,677	SAP SE, Sponsored ADR	244,972

	Specialty Retail — 1.8%
10,366	Industria de Diseno Textil SA, Unsponsored ADR	171,454
23,570	Kingfisher PLC, Sponsored ADR	204,116

		375,570

	Technology Hardware, Storage & Peripherals — 2.5%
17,520	Canon, Inc., Sponsored ADR	518,066

	Textiles, Apparel & Luxury Goods — 1.2%
1,389	adidas AG, Sponsored ADR	109,668
3,486	LVMH Moet Hennessy Louis Vuitton SA, Sponsored ADR	141,131

		250,799

	Tobacco — 2.4%
4,015	British American Tobacco PLC, Sponsored ADR	494,648

	Trading Companies & Distributors — 1.3%
908	Mitsui & Co., Ltd., Sponsored ADR	266,952

	Wireless Telecommunication Services — 1.3%
11,590	NTT DOCOMO, Inc., Sponsored ADR	277,233

	TOTAL COMMON STOCKS (Cost $19,845,230)	20,459,766

EXCHANGE-TRADED FUND* — 2.2%
7,500	iShares MSCI EAFE ETF	447,225

	TOTAL EXCHANGE-TRADED FUNDS (Cost $397,724)	447,225

See Notes to Schedule of Portfolio Investments.

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THE GLENMEDE FUND, INC.

International Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 1.6%
$339,825	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $339,825, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $360,000, coupon rate of 2.875%, due 8/15/45, market value of $350,071)	$339,825

	TOTAL REPURCHASE AGREEMENT (Cost $339,825)	339,825

TOTAL INVESTMENTS (Cost $20,582,779)[2]	102.0%	$21,246,816

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.0)	(421,069)

NET ASSETS[3]	100.0%	$20,825,747

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $20,635,701.
[3]	Cash in the amount of $28,540 is held as collateral to secure the open written call and put options contracts.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

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THE GLENMEDE FUND, INC.

International Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Name of Issuer, Title of Issue and Counterparty	Number of Contracts	Value
WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund expires February 2017 exercise price $60 Goldman Sachs	3,064	$(119,496)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(76,742))		$(119,496)

PUTS:
iShares MSCI Emerging Markets Fund expires February 2017 exercise price $36 Goldman Sachs	625	$(9,063)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(109,698))		$(9,063)

TOTAL WRITTEN OPTIONS (Premiums Received $(186,440))		$(128,559)

See Notes to Schedule of Portfolio Investments.

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THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%
	Japan — 24.7%
472,203	Daiichi Sankyo Co., Ltd., Sponsored ADR	$10,525,405
307,349	Daiwa House Industry Co., Ltd., Unsponsored ADR	8,270,762
387,176	Fuji Heavy Industries, Ltd., Unsponsored ADR	7,728,033
107,609	FUJIFILM Holdings Corp., Unsponsored ADR	4,078,381
35,155	Honda Motor Co., Ltd., Sponsored ADR	1,044,807
240,652	ITOCHU Corp., Unsponsored ADR	6,597,474
382,264	Japan Airlines Co., Ltd., Unsponsored ADR	6,089,465
124,314	Kao Corp., Sponsored ADR	6,123,708
652,835	KDDI Corp., Unsponsored ADR	8,712,083
955,659	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	6,106,661
133,694	Nippon Telegraph & Telephone Corp., ADR	5,905,264
256,088	NTT DOCOMO, Inc., Sponsored ADR	6,125,625
181,554	Sekisui House, Ltd., Sponsored ADR	2,928,829
157,827	Suntory Beverage & Food, Ltd., Unsponsored ADR	3,312,789
38,585	Suzuki Motor Corp., Unsponsored ADR	5,906,978
252,522	Tokyo Electron, Ltd., Unsponsored ADR	6,477,189
358,547	Toray Industries, Inc., Unsponsored ADR	6,195,692

		102,129,145

	United Kingdom — 20.4%
74,579	Ashtead Group PLC, Unsponsored ADR	6,065,137
168,807	BP PLC, Sponsored ADR	6,073,676
53,001	British American Tobacco PLC, Sponsored ADR	6,529,723
84,021	BT Group PLC, Sponsored ADR	1,626,646
338,905	Burberry Group PLC, Sponsored ADR	7,061,085
180,200	Centrica PLC, Sponsored ADR	2,043,468
166,854	GlaxoSmithKline PLC, Sponsored ADR	6,559,031
126,989	Imperial Brands PLC, Sponsored ADR	5,992,611
733,320	Kingfisher PLC, Sponsored ADR	6,350,551
243,189	RELX PLC, Sponsored ADR	4,428,472
34,544	Royal Dutch Shell PLC, Sponsored ADR	1,985,244
430,566	Smiths Group PLC, Sponsored ADR	8,245,339
60,093	Tate & Lyle PLC, Sponsored ADR	2,059,988
221,698	TechnipFMC PLC[1]	7,453,487
289,070	Wm Morrison Supermarkets PLC, Unsponsored ADR	4,320,151
64,458	WPP PLC, Sponsored ADR	7,492,598

		84,287,207

	Switzerland — 9.6%
244,622	ABB, Ltd., Sponsored ADR[1]	5,826,896
163,966	Adecco Group AG, Unsponsored ADR	5,842,108
587,899	LafargeHolcim, Ltd., Unsponsored ADR[1]	6,284,640
467,944	Lonza Group AG, Unsponsored ADR[1]	8,224,116
262,642	Sonova Holding AG, Unsponsored ADR	6,915,364
281,231	Swiss Re AG, Sponsored ADR	6,575,181

		39,668,305

	Germany — 8.0%
521,084	Allianz SE, Sponsored ADR	8,840,190
71,060	Bayer AG, Sponsored ADR	7,910,044
313,453	Deutsche Lufthansa AG, Sponsored ADR	4,190,867
306,014	E.ON SE, Sponsored ADR	2,359,368
182,758	HeidelbergCement AG, Unsponsored ADR	3,523,574
339,830	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	6,375,890

		33,199,933

	Australia — 7.9%
954,567	Coca-Cola Amatil, Ltd., Sponsored ADR	7,025,613
560,098	National Australia Bank, Ltd., Sponsored ADR	6,457,930

See Notes to Schedule of Portfolio Investments.

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THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2017 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)
675,690	QBE Insurance Group, Ltd., Sponsored ADR	$6,397,095
407,370	Sonic Healthcare, Ltd., Unsponsored ADR	6,442,556
610,112	South32, Ltd., ADR	6,436,682

		32,759,876

	France — 7.5%
79,807	Arkema SA, Sponsored ADR	7,890,678
249,191	Atos SE, Unsponsored ADR	5,305,276
82,000	AXA SA, Sponsored ADR	2,019,660
187,362	Capgemini SA, Unsponsored ADR	3,042,759
101,928	Cie Generale des Etablissements Michelin, Unsponsored ADR	2,189,413
263,368	Renault SA, Unsponsored ADR	4,756,426
94,817	Total SA, Sponsored ADR	4,793,948
61,208	Veolia Environnement SA, ADR	1,043,596

		31,041,756

	Hong Kong — 3.9%
115,843	BOC Hong Kong Holdings, Ltd., Sponsored ADR	9,245,430
445,183	WH Group, Ltd., Sponsored ADR[1]	6,731,167

		15,976,597

	Finland — 3.2%
293,504	Kone OYJ, Unsponsored ADR	6,639,061
299,764	UPM-Kymmene OYJ, Sponsored ADR	6,801,645

		13,440,706

	Sweden — 3.1%
678,020	Nordea Bank AB, Sponsored ADR	8,204,042
186,236	Swedbank AB, ADR	4,715,496

		12,919,538

	Netherlands — 2.8%
515,510	Koninklijke Ahold Delhaize N.V., Sponsored ADR	10,962,320
18,717	Wolters Kluwer N.V., Sponsored ADR	717,704

		11,680,024

	Denmark — 2.8%
425,040	Danske Bank AS, Sponsored ADR	7,106,669
68,176	Novo Nordisk AS, Sponsored ADR	2,465,926
90,669	Vestas Wind Systems AS, Unsponsored ADR	2,101,707

		11,674,302

	Singapore — 1.7%
242,152	United Overseas Bank, Ltd., Sponsored ADR	7,233,080

	Austria — 1.2%
311,062	Erste Group Bank AG, Sponsored ADR	4,760,493

	Italy — 1.1%
336,235	Terna Rete Elettrica Nazionale SPA, Unsponsored ADR	4,418,128

	Spain — 1.1%
93,716	Amadeus IT Group SA, Unsponsored ADR	4,338,114

	New Zealand — 0.6%
197,707	Spark New Zealand, Ltd., Sponsored ADR	2,528,870

	TOTAL COMMON STOCKS (Cost $385,506,116)	412,056,074

See Notes to Schedule of Portfolio Investments.

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THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2017 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 0.8%
$3,532,815	With Fixed Income Clearing Corp., dated 1/31/17, 0.01%, principal and interest in the amount of $3,532,816, due 2/1/17, (collateralized by a U.S. Treasury Bond with a par value of $3,390,000, coupon rate of 3.375%, due 5/15/44, market value of $3,607,611)	$3,532,815

	TOTAL REPURCHASE AGREEMENT (Cost $3,532,815)	3,532,815

TOTAL INVESTMENTS (Cost $389,038,931)[2]	100.4%	$415,588,889

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(1,811,022)

NET ASSETS	100.0%	$413,777,867

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $389,292,628.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

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Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

As of January 31, 2017, The Glenmede Fund, Inc. (the “Fund”) consists of eighteen portfolios: the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Short Term Tax Aware Fixed Income Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio and the International Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of January 31, 2017, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued. Since June 30, 2015, the Large Cap Core Portfolio and the Large Cap Growth Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015 respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 8, 2016.

The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.

The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016.

The Equity Income Portfolio commenced operations on December 21, 2016.

Valuation of Securities: Equity securities and options listed on a U.S. securities exchange, including exchange traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market

88

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, International Secured Options Portfolio, and International Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at January 31, 2017. The High Yield Municipal Portfolio had all long-term investments, with corresponding sectors at Level 2 at January 31, 2017.

The Portfolios did not recognize any level transfers as of the period ended January 31, 2017. Transfers into and out of a level are typically recognized at the end of the reporting period.

The following is a summary of the inputs used as of January 31, 2017 in valuing the assets and liabilities of the Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and Secured Options Portfolio:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$24,456,132	$—	$24,456,132
Federal Home Loan Mortgage Corporation	—	20,674,150	—	20,674,150
Federal National Mortgage Association	—	24,574,041	—	24,574,041

Total Agency Notes	—	69,704,323	—	69,704,323

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	17,042,946	—	17,042,946
Federal National Mortgage Association	—	75,974,970	—	75,974,970
Government National Mortgage Association	—	2,664,375	—	2,664,375

Total Mortgage-Backed Securities	—	95,682,291	—	95,682,291

Corporate Notes
Banking	—	5,939,838	—	5,939,838
Beverages, Food & Tobacco	—	9,261,837	—	9,261,837
Communications	—	30,922,417	—	30,922,417
Computer Software & Processing	—	13,924,684	—	13,924,684
Consumer, Cyclical	—	36,476,908	—	36,476,908
Consumer, Non-Cyclical	—	21,682,955	—	21,682,955
Financial	—	34,553,153	—	34,553,153
Financial Services	—	6,323,514	—	6,323,514
Heavy Machinery	—	5,792,973	—	5,792,973
Industrial	—	22,776,818	—	22,776,818
Insurance	—	6,549,224	—	6,549,224
Pharmaceuticals	—	8,166,074	—	8,166,074
Retailers	—	6,202,308	—	6,202,308
Technology	—	8,332,680	—	8,332,680

Total Corporate Notes	—	216,905,383	—	216,905,383

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Treasury Notes/Bonds	$—	$69,444,082	$—	$69,444,082
Municipal Bonds	—	6,075,374	—	6,075,374
Repurchase Agreements	—	6,887,042	—	6,887,042
Investment of Security Lending Collateral	8,820	—	—	8,820

Total Investments	8,820	464,698,495	—	464,707,315

Total	$8,820	$464,698,495	$—	$464,707,315

Short Term Tax Aware Fixed Income Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Financial	$—	$437,764	$—	$437,764
Oil & Gas	—	560,257	—	560,257
Retailers	—	261,087	—	261,087

Total Corporate Notes	—	1,259,108	—	1,259,108

Municipal Bonds
Alabama	—	779,443	—	779,443
Alaska	—	1,205,149	—	1,205,149
Colorado	—	906,600	—	906,600
Delaware	—	220,908	—	220,908
District Of Columbia	—	406,663	—	406,663
Florida	—	1,081,491	—	1,081,491
Georgia	—	236,862	—	236,862
Illinois	—	2,631,433	—	2,631,433
Kansas	—	440,436	—	440,436
Kentucky	—	602,814	—	602,814
Louisiana	—	269,820	—	269,820
Maryland	—	135,836	—	135,836
Michigan	—	2,203,658	—	2,203,658
Minnesota	—	419,140	—	419,140
Mississippi	—	235,414	—	235,414
New Jersey	—	641,704	—	641,704
New York	—	1,123,524	—	1,123,524
North Carolina	—	845,445	—	845,445
Ohio	—	1,425,003	—	1,425,003
Pennsylvania	—	3,761,721	—	3,761,721
Texas	—	3,492,175	—	3,492,175
Washington	—	1,029,966	—	1,029,966
Wisconsin	—	1,407,361	—	1,407,361

Total Municipal Bonds	—	25,502,566	—	25,502,566

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$1,179,837	$—	$—	$1,179,837
Preferred Stocks
Banking	266,100	—	—	266,100

Total Preferred Stocks	266,100	—	—	266,100

Repurchase Agreements	—	602,432	—	602,432

Total Investments	1,445,937	27,364,106	—	28,810,043

Total	$1,445,937	$27,364,106	$—	$28,810,043

Secured Options Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$11,297,513	$—	$—	$11,297,513
U.S. Treasury Bills	—	129,998,635	—	129,998,635
Purchased Options
CALLS	350,198,750	—	—	350,198,750
PUTS	199,031,250	—	—	199,031,250

Total Purchased Options	549,230,000	—	—	549,230,000

Repurchase Agreements	—	30,228,738	—	30,228,738

Total Investments	560,527,513	160,227,373	—	720,754,886

Total	$560,527,513	$160,227,373	$—	$720,754,886

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
CALLS	$(34,375)	$—	$—	$(34,375)
PUTS	(1,204,960)	—	—	(1,204,960)

Total Written Options	(1,239,335)	—	—	(1,239,335)

Total	$(1,239,335)	$—	$—	$(1,239,335)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event a Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

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Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of January 31, 2017 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, International Secured Options Portfolio and International Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio and International Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the period ended January 31, 2017. During the period ended January 31, 2017, the Secured Options Portfolio and the International Secured Options Portfolio wrote put and call options and the Secured Options Portfolio purchased put and call options in an attempt to achieve their respective investment objective and strategies.

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Transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the period ended January 31, 2017, are as follows:

Secured Options Portfolio

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2016	6,660	$8,111,515
Options written	14,738	11,717,344
Options expired	(12,457)	(15,105,787)
Options terminated in closing purchase transactions	(750)	(2,900,525)

Options outstanding at January 31, 2017	8,191	$1,822,547

International Secured Options Portfolio

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2016	4,370	$192,381
Options written	9,514	489,235
Options exercised	(25)	(2,134)
Options expired	(5,490)	(279,737)
Options terminated in closing purchase transactions	(4,680)	(213,305)

Options outstanding at January 31, 2017	3,689	$186,440

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At January 31, 2017 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Asset Derivatives

	Equity Contracts Risk	Total
Options Purchased	$549,230,000	$549,230,000

Total Value	$549,230,000	$549,230,000

Liability Derivatives

	Equity Contracts Risk	Total
Options Written	$(1,239,335)	$(1,239,335)

Total Value	$(1,239,335)	$(1,239,335)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity Contracts Risk	Total
Options Purchased	$125,833	$125,833
Options Written	(193,050)	(193,050)

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International Secured Options Portfolio

Liability Derivatives

	Equity Contracts Risk	Total
Options Written	$(128,559)	$(128,559)

Total Value	$(128,559)	$(128,559)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity Contracts Risk	Total
Options Written	(103,775)	(103,775)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding for the months that the Portfolio held such derivatives during the period ended January 31, 2017.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of January 31, 2017, 100.00% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of January 31, 2017, the cash collateral received by the Core Fixed Income Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio and Long/Short Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

As of January 31, 2017, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

Portfolio	Market Value of Loaned Securities		Market Value of Collateral		% of Total Assets on Loan
Core Fixed Income Portfolio	$8,639		$8,820		—
Small Cap Equity Portfolio	20,993,558		21,423,786		0.66
U.S. Emerging Growth Portfolio	1,077,696		1,066,633		1.70
Long/Short Portfolio	1,629,327		1,615,539		0.37
Total Market Portfolio	251,702	*	257,020	**	0.29

* The market value of loaned securities for the financing of short sales was $251,702.

** The market value of collateral used for the financing of short sales was $257,020.

Real Estate Investment Trusts: The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or

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as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Investments for REIT securities held as of January 31, 2017.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2017, the Total Market Portfolio had pledged cash in the amount of $257,020 to State Street, as collateral for short sales. The Total Market Portfolio also pledged securities in the amount of $23,666,779 to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.

Fixed Income and Municipal Securities: The Core Fixed Income, High Yield Municipal and Short Term Tax Aware Fixed Income Portfolios invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further.

The High Yield Municipal Portfolio invests primarily in municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico have led certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could negatively impact the value of the High Yield Municipal Portfolio’s investments in such obligations. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of

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its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2017, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$4,459,028	$5,667,003	$(1,207,975)
Strategic Equity Portfolio	59,395,457	1,253,320	58,142,137
Small Cap Equity Portfolio	565,970,435	77,897,262	488,073,173
Mid Cap Equity Portfolio	3,042,574	230,036	2,812,538
Large Cap Value Portfolio	10,899,594	246,170	10,653,424
Equity Income Portfolio	35,830	48,958	(13,128)
U.S. Emerging Growth Portfolio	14,666,493	377,938	14,288,555
Large Cap Core Portfolio	359,400,333	12,388,748	347,011,585
Large Cap Growth Portfolio	417,425,763	34,233,916	383,191,847
Long/Short Portfolio	49,106,561	9,951,722	39,154,839
Total Market Portfolio	20,728,548	915,187	19,813,361
High Yield Municipal Portfolio	795,158	5,652,595	(4,857,437)
Responsible ESG U.S. Equity Portfolio	974,794	48,460	926,334
Women in Leadership U.S. Equity Portfolio	714,094	25,692	688,402
Short Term Tax Aware Fixed Income Portfolio	38,713	194,143	(155,430)
Secured Options Portfolio	13,062,904	7,329,000	5,733,904
International Secured Options Portfolio	1,551,395	940,280	611,115
International Portfolio	32,985,297	6,689,036	26,296,261

3.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to January 31, 2017 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

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Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibits 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date	3/23/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date	3/23/17

By (Signature and Title) /s/ Kent E. Weaver
Kent E. Weaver Treasurer (Principal Financial Officer)

Date	3/23/17